UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2015 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of six series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2015

COMMON STOCKS: 98.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 15.4%
AUTOMOBILES & COMPONENTS: 0.5%
Harley-Davidson, Inc.	4,900,000	$269,010,000
CONSUMER DURABLES & APPAREL: 0.5%
Coach, Inc.	10,116,700	292,676,131
MEDIA: 11.8%
Comcast Corp., Class A	26,329,897	1,497,644,541
DISH Network Corp., Class A(a)	6,819,649	397,858,323
News Corp., Class A(a)	4,926,406	62,171,244
Time Warner Cable, Inc.	11,519,110	2,066,182,761
Time Warner, Inc.	22,289,432	1,532,398,450
Time, Inc.	165,857	3,159,576
Twenty-First Century Fox, Inc.	29,014,826	782,820,005

		6,342,234,900
RETAILING: 2.6%
CarMax, Inc.(a)	309,392	18,353,133
Liberty Interactive Corp. QVC Group, Series A(a)	13,101,375	343,649,066
Target Corp.	6,806,586	535,406,055
The Priceline Group, Inc.(a)	392,000	484,849,120

		1,382,257,374

		8,286,178,405
CONSUMER STAPLES: 2.2%
FOOD & STAPLES RETAILING: 2.2%
Wal-Mart Stores, Inc.	18,730,350	1,214,475,894
ENERGY: 7.5%
Apache Corp.(c)	15,402,445	603,159,746
Baker Hughes, Inc.	20,418,450	1,062,576,138
Concho Resources, Inc.(a)	2,500,000	245,750,000
National Oilwell Varco, Inc.	12,932,900	486,923,685
Schlumberger, Ltd.(b) (Curacao/United States)	20,405,245	1,407,349,748
Weatherford International PLC(a)(b) (Ireland)	24,773,700	210,080,976

		4,015,840,293
FINANCIALS: 25.0%
BANKS: 10.5%
Bank of America Corp.	113,261,800	1,764,618,844
BB&T Corp.	15,585,244	554,834,687
JPMorgan Chase & Co.	17,081,400	1,041,452,958
SunTrust Banks, Inc.	1,249,267	47,771,970
Wells Fargo & Co.	43,500,341	2,233,742,510

		5,642,420,969
DIVERSIFIED FINANCIALS: 12.2%
American Express Co.	2,869,919	212,747,095
Bank of New York Mellon Corp.	33,909,824	1,327,569,610
Capital One Financial Corp.(c)	29,969,211	2,173,367,182
Charles Schwab Corp.	58,535,900	1,671,785,304
Goldman Sachs Group, Inc.	6,713,400	1,166,520,384

		6,551,989,575
INSURANCE: 2.3%
AEGON NV(b) (Netherlands)	69,477,266	399,494,279
MetLife, Inc.	17,801,700	839,350,155

		1,238,844,434

		13,433,254,978
HEALTH CARE: 17.6%
HEALTH CARE EQUIPMENT & SERVICES: 6.4%
Cigna Corp.	7,627,208	1,029,825,624
Express Scripts Holding Co.(a)	16,532,971	1,338,509,332
Medtronic PLC(b) (Ireland)	3,760,000	251,694,400
UnitedHealth Group, Inc.	7,214,100	836,907,741

		3,456,937,097

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.2%
Merck & Co., Inc.	14,356,500	$709,067,535
Novartis AG ADR(b) (Switzerland)	18,880,700	1,735,513,944
Pfizer, Inc.	27,721,064	870,718,620
Roche Holding AG ADR(b) (Switzerland)	35,193,600	1,159,629,120
Sanofi ADR(b) (France)	31,853,929	1,512,106,010

		5,987,035,229

		9,443,972,326
INDUSTRIALS: 5.1%
CAPITAL GOODS: 1.8%
Danaher Corp.	5,930,000	505,295,300
General Electric Co.	16,414,475	413,973,059
NOW, Inc.(a)	1,953,229	28,907,789

		948,176,148
COMMERCIAL & PROFESSIONAL SERVICES: 1.4%
ADT Corp.(c)	11,169,337	333,963,176
Tyco International PLC(b) (Ireland)	13,160,975	440,366,224

		774,329,400
TRANSPORTATION: 1.9%
FedEx Corp.	7,178,199	1,033,517,092

		2,756,022,640
INFORMATION TECHNOLOGY: 24.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.9%
Maxim Integrated Products, Inc.(c)	14,846,840	495,884,456
SOFTWARE & SERVICES: 10.8%
Cadence Design Systems, Inc.(a)	7,999,300	165,425,524
eBay, Inc.(a)	12,163,109	297,266,384
Google, Inc., Class A(a)	795,200	507,631,824
Google, Inc., Class C(a)	1,882,353	1,145,261,212
Microsoft Corp.	44,435,900	1,966,732,934
PayPal Holdings, Inc.(a)	5,846,809	181,484,951
Symantec Corp.(c)	54,261,000	1,056,461,670
Synopsys, Inc.(a)(c)	10,762,498	497,012,158

		5,817,276,657
TECHNOLOGY, HARDWARE & EQUIPMENT: 12.4%
Cisco Systems, Inc.	39,968,211	1,049,165,539
Corning, Inc.	27,627,100	472,975,952
EMC Corp.	50,966,600	1,231,353,056
Hewlett-Packard Co.	83,037,195	2,126,582,564
Juniper Networks, Inc.	13,509,776	347,336,341
NetApp, Inc.(c)	22,594,000	668,782,400
TE Connectivity, Ltd.(b) (Switzerland)	12,576,575	753,211,077

		6,649,406,929

		12,962,568,042
MATERIALS: 0.9%
Celanese Corp., Series A(c)	7,830,598	463,336,484
TELECOMMUNICATION SERVICES: 0.8%
Sprint Corp.(a)	108,115,027	415,161,704

TOTAL COMMON STOCKS (Cost $41,193,596,380)		52,990,810,766

1 / Dodge & Cox Stock Fund

Portfolio of Investments (unaudited)	September 30, 2015

SHORT-TERM INVESTMENTS: 1.5%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$52,611,077	$52,611,077
REPURCHASE AGREEMENT: 1.4%
Fixed Income Clearing Corporation(d) 0.01%, dated 9/30/15, due 10/1/15, maturity value $718,058,199	718,058,000	718,058,000

TOTAL SHORT-TERM INVESTMENTS (Cost $770,669,077)		770,669,077

TOTAL INVESTMENTS (Cost $41,964,265,457)	100.1%	53,761,479,843
OTHER ASSETS LESS LIABILITIES	(0.1%)	(28,133,300)

NET ASSETS	100.0%	$53,733,346,543

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)

Repurchase agreement is collateralized by Fannie Mae 5.355%, 11/24/17, Federal Farm Credit Bank 0.86%, 3/1/18, Federal Home Loan Bank 0.90%, 10/23/17, Freddie Mac 0.75%-1.00%, 9/27/17-1/12/18 and U.S. Treasury Note 0.875%-1.750%, 1/15/18-11/30/18. Total collateral value is $732,423,873.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index – Long Position	6,917	Dec 2015	$660,123,895	$(10,812,642)

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2015:

Security Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$52,990,810,766		$—	$—
Short-term Investments
Money Market Fund	52,611,077		—	—
Repurchase Agreement	—		718,058,000	—

Total Securities	$53,043,421,843		$718,058,000	$—

Other Financial Instruments
Index Futures Contracts	$(10,812,642	)(c)	$—	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2015, the cost of investments for federal income tax purposes was $41,966,595,636. Net unrealized appreciation aggregated $11,794,884,207 of which $14,186,150,195 represented appreciated securities and $2,391,265,988 represented depreciated securities.

3 / Dodge & Cox Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2015. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
ADT Corp.	11,819,337	—	(650,000)	11,169,337	$7,267,682		$333,963,176
AOL, Inc.	7,100,754	—	(7,100,754)	—	—	(b)	—
Apache Corp.	18,390,028	918,617	(3,906,200)	15,402,445	14,136,484		—	(c)
Capital One Financial Corp.	28,169,211	2,020,000	(220,000)	29,969,211	31,712,108		2,173,367,182
Celanese Corp., Series A	9,220,971	—	(1,390,373)	7,830,598	7,420,713		463,336,484
Maxim Integrated Products, Inc.	16,326,840	500,000	(1,980,000)	14,846,840	13,768,482		495,884,456
NetApp, Inc.	19,794,000	2,800,000	—	22,594,000	10,630,440		668,782,400
Symantec Corp.	51,921,000	2,340,000	—	54,261,000	24,037,950		1,056,461,670
Synopsys, Inc.	13,627,969	—	(2,865,471)	10,762,498	—	(b)	497,012,158

					$108,973,859		$5,688,807,526

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Stock Fund / 4

GLOBAL STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2015

COMMON STOCKS: 94.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 19.6%
AUTOMOBILES & COMPONENTS: 4.8%
Bayerische Motoren Werke AG (Germany)	451,500	$39,949,852
Honda Motor Co., Ltd. (Japan)	3,242,600	96,690,106
Mahindra & Mahindra, Ltd. (India)	2,657,074	51,168,002
Nissan Motor Co., Ltd. (Japan)	6,289,600	57,936,450
Yamaha Motor Co., Ltd. (Japan)	1,620,400	32,681,729

		278,426,139
CONSUMER DURABLES & APPAREL: 0.5%
Coach, Inc. (United States)	1,000,800	28,953,144
CONSUMER SERVICES: 0.5%
New Oriental Education & Technology Group, Inc. ADR (Cayman Islands/China)	1,235,600	24,971,476
MEDIA: 11.6%
Comcast Corp., Class A (United States)	1,285,800	73,136,304
DISH Network Corp., Class A(a) (United States)	824,200	48,083,828
Grupo Televisa SAB ADR (Mexico)	1,442,700	37,539,054
Liberty Global PLC LiLAC, Series C(a) (United Kingdom)	79,785	2,731,838
Liberty Global PLC, Series C(a) (United Kingdom)	1,595,700	65,455,614
Naspers, Ltd. (South Africa)	1,076,500	135,072,027
Television Broadcasts, Ltd. (Hong Kong)	2,778,100	9,298,522
Time Warner Cable, Inc. (United States)	961,271	172,423,179
Time Warner, Inc. (United States)	1,799,666	123,727,038
Time, Inc. (United States)	72,984	1,390,345

		668,857,749
RETAILING: 2.2%
Target Corp. (United States)	758,200	59,640,012
The Priceline Group, Inc.(a) (United States)	54,300	67,161,498

		126,801,510

		1,128,010,018
CONSUMER STAPLES: 2.8%
FOOD & STAPLES RETAILING: 1.5%
Wal-Mart Stores, Inc. (United States)	1,316,500	85,361,860
FOOD, BEVERAGE & TOBACCO: 0.5%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	4,098,485	28,945,971
HOUSEHOLD & PERSONAL PRODUCTS: 0.8%
Unilever PLC (United Kingdom)	1,190,300	48,487,506

		162,795,337
ENERGY: 5.7%
Apache Corp. (United States)	938,732	36,760,745
Baker Hughes, Inc. (United States)	1,518,287	79,011,656
National Oilwell Varco, Inc. (United States)	987,400	37,175,610
Saipem SPA(a) (Italy)	5,345,143	42,919,879
Schlumberger, Ltd. (Curacao/United States)	1,464,700	101,020,359
Weatherford International PLC(a) (Ireland)	3,885,575	32,949,676

		329,837,925
FINANCIALS: 22.1%
BANKS: 10.0%
Bank of America Corp. (United States)	9,242,200	143,993,476
Barclays PLC (United Kingdom)	26,915,200	99,506,901
ICICI Bank, Ltd. (India)	18,716,115	77,200,268
Kasikornbank PCL- Foreign (Thailand)	12,049,900	56,648,096
Siam Commercial Bank PCL- Foreign (Thailand)	5,237,100	19,402,108
Standard Chartered PLC (United Kingdom)	8,960,416	87,112,234
Wells Fargo & Co. (United States)	1,672,973	85,907,164
Yapi ve Kredi Bankasi AS (Turkey)	8,442,517	9,412,287

		579,182,534

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 7.7%
Bank of New York Mellon Corp. (United States)	2,036,700	$79,736,805
Capital One Financial Corp. (United States)	1,233,200	89,431,664
Charles Schwab Corp. (United States)	3,710,600	105,974,736
Credit Suisse Group AG (Switzerland)	3,754,904	90,334,329
Goldman Sachs Group, Inc. (United States)	294,200	51,120,192
Haci Omer Sabanci Holding AS (Turkey)	8,386,388	24,610,680

		441,208,406
INSURANCE: 2.8%
AEGON NV (Netherlands)	11,452,859	65,954,204
Aviva PLC (United Kingdom)	7,763,800	53,221,341
Swiss Re AG (Switzerland)	483,000	41,518,364

		160,693,909
REAL ESTATE: 1.6%
BR Malls Participacoes SA (Brazil)	7,750,800	20,449,835
Hang Lung Group, Ltd. (Hong Kong)	14,516,000	49,387,719
Hang Lung Properties, Ltd. (Hong Kong)	10,126,100	22,787,154

		92,624,708

		1,273,709,557
HEALTH CARE: 14.3%
HEALTH CARE EQUIPMENT & SERVICES: 5.6%
Cigna Corp. (United States)	697,600	94,189,952
Express Scripts Holding Co.(a) (United States)	1,568,500	126,985,760
UnitedHealth Group, Inc. (United States)	865,700	100,429,857

		321,605,569
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 8.7%
Bayer AG (Germany)	394,120	50,371,785
Merck & Co., Inc. (United States)	669,200	33,051,788
Novartis AG (Switzerland)	932,000	85,850,945
Novartis AG ADR (Switzerland)	609,700	56,043,624
Roche Holding AG (Switzerland)	511,000	135,084,898
Sanofi (France)	1,514,962	144,323,824

		504,726,864

		826,332,433
INDUSTRIALS: 3.6%
CAPITAL GOODS: 1.4%
NOW, Inc.(a) (United States)	165,300	2,446,440
Schneider Electric SA (France)	1,393,378	78,139,128

		80,585,568
COMMERCIAL & PROFESSIONAL SERVICES: 1.2%
ADT Corp. (United States)	913,000	27,298,700
Tyco International PLC (Ireland)	1,313,300	43,943,018

		71,241,718
TRANSPORTATION: 1.0%
FedEx Corp. (United States)	391,600	56,382,568

		208,209,854
INFORMATION TECHNOLOGY: 19.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.3%
Samsung Electronics Co., Ltd. (South Korea)	78,217	75,221,029
SOFTWARE & SERVICES: 8.5%
Baidu, Inc. ADR(a) (Cayman Islands/China)	636,300	87,433,983
eBay, Inc.(a) (United States)	909,900	22,237,956
Google, Inc., Class A(a) (United States)	50,600	32,301,522

1 / Dodge & Cox Global Stock Fund

Portfolio of Investments (unaudited)	September 30, 2015

COMMON STOCKS (continued)

	SHARES	VALUE
Google, Inc., Class C(a) (United States)	253,399	$154,173,020
Microsoft Corp. (United States)	2,689,800	119,050,548
PayPal Holdings, Inc.(a) (United States)	724,300	22,482,272
Symantec Corp. (United States)	1,690,600	32,915,982
Synopsys, Inc.(a) (United States)	446,800	20,633,224

		491,228,507
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.2%
Cisco Systems, Inc. (United States)	4,036,900	105,968,625
Corning, Inc. (United States)	2,591,700	44,369,904
EMC Corp. (United States)	4,046,300	97,758,608
Hewlett-Packard Co. (United States)	6,874,300	176,050,823
NetApp, Inc. (United States)	1,337,000	39,575,200
TE Connectivity, Ltd. (Switzerland)	1,056,415	63,268,694

		526,991,854

		1,093,441,390
MATERIALS: 2.8%
Celanese Corp., Series A (United States)	931,300	55,105,021
LafargeHolcim, Ltd. (Switzerland)	631,420	33,173,162
Linde AG (Germany)	306,710	49,682,285
Teck Resources, Ltd., Class B (Canada)	5,336,969	25,617,451

		163,577,919
TELECOMMUNICATION SERVICES: 4.7%
America Movil SAB de CV, Series L (Mexico)	29,340,500	24,385,475
China Mobile, Ltd. (Hong Kong/China)	3,583,100	42,624,887
Millicom International Cellular SA SDR (Luxembourg)	842,800	52,725,081
MTN Group, Ltd. (South Africa)	4,156,600	53,512,779
Sprint Corp.(a) (United States)	13,088,100	50,258,304
Telecom Italia SPA- RSP (Italy)	47,281,384	48,522,201

		272,028,727

TOTAL COMMON STOCKS (Cost $5,176,857,378)		5,457,943,160

PREFERRED STOCKS: 2.8%
ENERGY: 0.9%
Petroleo Brasileiro SA ADR(a) (Brazil)	14,050,903	51,707,323
FINANCIALS: 0.7%
BANKS: 0.7%
Itau Unibanco Holding SA (Brazil)	5,517,963	36,897,768
INFORMATION TECHNOLOGY: 1.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.2%
Samsung Electronics Co., Ltd. (South Korea)	91,514	71,305,524

TOTAL PREFERRED STOCKS (Cost $260,492,453)		159,910,615

SHORT-TERM INVESTMENTS: 2.6%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$5,637,041	5,637,041
REPURCHASE AGREEMENT: 2.5%
Fixed Income Clearing Corporation(b) 0.01%, dated 9/30/15, due 10/1/15, maturity value $142,499,040	142,499,000	142,499,000

TOTAL SHORT-TERM INVESTMENTS (Cost $148,136,041)		148,136,041

TOTAL INVESTMENTS (Cost $5,585,485,872)	100.0%	5,765,989,816
OTHER ASSETS LESS LIABILITIES	0.0%	1,097,449

NET ASSETS	100.0%	$5,767,087,265

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Note 1.25%-1.50%, 11/30/18-12/31/18. Total collateral value is $145,350,738.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell CHF:
Goldman Sachs	10/28/15	30,335,204	29,000,000	$553,636
Goldman Sachs	11/4/15	31,324,526	30,000,000	508,561
UBS	11/4/15	31,375,502	30,000,000	559,536
Contracts to sell EUR:
Credit Suisse	11/18/15	30,371,406	27,250,000	(99,895)
JPMorgan	11/18/15	19,144,213	17,500,000	(424,512)
Deutsche Bank	12/2/15	21,683,341	19,400,000	(14,969)
Barclays	12/9/15	21,232,025	19,000,000	(22,240)
HSBC	12/9/15	12,299,320	11,000,000	(5,781)

				$1,054,336

Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2015:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$705,213,330	$422,796,688		$—
Consumer Staples	85,361,860	77,433,477		—
Energy	286,918,046	42,919,879		—
Financials	576,613,871	697,095,686		—
Health Care	410,700,981	415,631,452		—
Industrials	130,070,726	78,139,128		—
Information Technology	1,018,220,361	75,221,029		—
Materials	80,722,472	82,855,447		—
Telecommunication Services	74,643,779	197,384,948		—
Preferred Stocks
Energy	51,707,323	—		—
Financials	36,897,768	—		—
Information Technology	—	71,305,524		—
Short-term Investments
Money Market Fund	5,637,041	—		—
Repurchase Agreement	—	142,499,000		—

Total Securities	$3,462,707,558	$2,303,282,258		$—

Other Financial Instruments
Forward Currency Contracts	$—	$1,054,336	(b)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2015 and December 31, 2014, and there were no transfers to Level 3 during the period.

(b)	Represents unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2015, the cost of investments for federal income tax purposes was $5,587,561,749. Net unrealized appreciation aggregated $178,428,067 of which $854,302,813 represented appreciated securities and $675,874,746 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2015

COMMON STOCKS: 96.0%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.9%
AUTOMOBILES & COMPONENTS: 7.8%
Bayerische Motoren Werke AG (Germany)	10,189,100	$901,557,119
Honda Motor Co., Ltd. (Japan)	33,966,400	1,012,833,784
Honda Motor Co., Ltd. ADR (Japan)	6,758,400	202,076,160
Hyundai Motor Co. (South Korea)	2,856,012	397,234,215
Mahindra & Mahindra, Ltd. (India)	16,522,808	318,184,238
NGK Spark Plug Co., Ltd.(b) (Japan)	12,120,000	278,310,734
Nissan Motor Co., Ltd. (Japan)	93,132,200	857,884,294
Yamaha Motor Co., Ltd.(b) (Japan)	31,550,100	636,331,650

		4,604,412,194
CONSUMER DURABLES & APPAREL: 1.3%
Panasonic Corp. (Japan)	76,711,434	778,779,578
CONSUMER SERVICES: 0.3%
New Oriental Education & Technology Group, Inc. ADR(b) (Cayman Islands/China)	9,785,629	197,767,562
MEDIA: 7.5%
Grupo Televisa SAB ADR (Mexico)	25,680,192	668,198,596
Liberty Global PLC LiLAC, Series A(a) (United Kingdom)	580,950	19,572,205
Liberty Global PLC LiLAC, Series C(a) (United Kingdom)	874,412	29,939,867
Liberty Global PLC, Series A(a) (United Kingdom)	11,619,005	498,920,075
Liberty Global PLC, Series C(a) (United Kingdom)	19,068,847	782,204,104
Naspers, Ltd. (South Africa)	18,374,895	2,305,559,048
Television Broadcasts, Ltd.(b) (Hong Kong)	40,022,900	133,959,836

		4,438,353,731

		10,019,313,065
CONSUMER STAPLES: 3.2%
FOOD, BEVERAGE & TOBACCO: 1.9%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	32,084,910	226,602,971
Imperial Tobacco Group PLC (United Kingdom)	17,281,600	894,464,180

		1,121,067,151
HOUSEHOLD & PERSONAL PRODUCTS: 1.3%
Unilever PLC (United Kingdom)	18,338,300	747,020,436

		1,868,087,587
ENERGY: 5.9%
Royal Dutch Shell PLC ADR (United Kingdom)	9,486,118	449,547,132
Saipem SPA(a)(b) (Italy)	46,865,200	376,313,362
Schlumberger, Ltd. (Curacao/United States)	27,754,124	1,914,201,932
Total SA (France)	10,779,100	485,976,597
Weatherford International PLC(a) (Ireland)	31,817,592	269,813,180

		3,495,852,203
FINANCIALS: 24.0%
BANKS: 15.6%
Banco Santander SA (Spain)	70,096,290	373,240,745
Barclays PLC (United Kingdom)	446,247,998	1,649,802,168
BNP Paribas SA (France)	17,886,158	1,053,239,495
ICICI Bank, Ltd. (India)	257,911,785	1,063,835,034
Kasikornbank PCL- Foreign(b) (Thailand)	138,322,727	650,272,549
Lloyds Banking Group PLC (United Kingdom)	847,482,400	966,107,218

	SHARES	VALUE
Mitsubishi UFJ Financial Group, Inc. (Japan)	94,567,600	$571,553,005
Siam Commercial Bank PCL- Foreign (Thailand)	78,078,500	289,260,761
Societe Generale SA (France)	9,252,542	413,885,128
Standard Chartered PLC (United Kingdom)	125,960,966	1,224,579,429
UniCredit SPA (Italy)	118,398,593	737,892,455
Yapi ve Kredi Bankasi AS(b) (Turkey)	204,376,868	227,853,101

		9,221,521,088
DIVERSIFIED FINANCIALS: 3.7%
Credit Suisse Group AG (Switzerland)	57,060,405	1,372,741,729
Haci Omer Sabanci Holding AS (Turkey)	82,095,354	240,916,887
UBS Group AG (Switzerland)	30,502,800	565,250,999

		2,178,909,615
INSURANCE: 3.3%
AEGON NV(b) (Netherlands)	130,337,763	750,583,185
Aviva PLC (United Kingdom)	80,919,501	554,708,316
Swiss Re AG (Switzerland)	7,852,668	675,010,201

		1,980,301,702
REAL ESTATE: 1.4%
BR Malls Participacoes SA(b) (Brazil)	54,870,300	144,770,674
Hang Lung Group, Ltd.(b) (Hong Kong)	110,524,300	376,036,311
Hang Lung Properties, Ltd. (Hong Kong)	126,187,300	283,964,158

		804,771,143

		14,185,503,548
HEALTH CARE: 12.6%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.6%
Bayer AG (Germany)	8,319,050	1,063,243,174
Novartis AG (Switzerland)	8,095,570	745,721,387
Novartis AG ADR (Switzerland)	14,836,100	1,363,734,312
Roche Holding AG (Switzerland)	7,166,600	1,894,519,432
Sanofi (France)	25,021,622	2,383,700,819

		7,450,919,124
INDUSTRIALS: 8.0%
CAPITAL GOODS: 6.2%
Koninklijke Philips NV (Netherlands)	31,476,295	742,203,288
Mitsubishi Electric Corp. (Japan)	82,747,600	759,764,742
Nidec Corp. (Japan)	7,125,900	490,950,434
Schneider Electric SA (France)	20,650,646	1,158,065,849
Smiths Group PLC(b) (United Kingdom)	33,926,200	516,907,316

		3,667,891,629
COMMERCIAL & PROFESSIONAL SERVICES: 1.5%
ADT Corp. (United States)	7,476,860	223,558,114
Tyco International PLC (Ireland)	19,705,320	659,340,007

		882,898,121
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	8,256,304	175,816,508

		4,726,606,258
INFORMATION TECHNOLOGY: 14.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.7%
Infineon Technologies AG(b) (Germany)	66,414,456	746,371,777
Samsung Electronics Co., Ltd. (South Korea)	1,521,592	1,463,309,966

		2,209,681,743
SOFTWARE & SERVICES: 3.3%
Baidu, Inc. ADR(a) (Cayman Islands/China)	7,365,087	1,012,036,605
Fujitsu, Ltd. (Japan)	28,823,300	125,695,463
Nintendo Co., Ltd. (Japan)	4,686,100	791,678,028

		1,929,410,096
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.5%
Brother Industries, Ltd.(b) (Japan)	12,212,000	147,650,175

1/ Dodge & Cox International Stock Fund

Portfolio of Investments (unaudited)
September 30, 2015

COMMON STOCKS (continued)

	SHARES	VALUE
Hewlett-Packard Co. (United States)	57,407,104	$1,470,195,933
Kyocera Corp.(b) (Japan)	19,857,700	911,220,812
TE Connectivity, Ltd. (Switzerland)	13,646,362	817,280,620
Telefonaktiebolaget LM Ericsson (Sweden)	110,746,600	1,090,912,235

		4,437,259,775

		8,576,351,614
MATERIALS: 4.8%
Agrium, Inc. (Canada)	1,130,256	101,157,912
Akzo Nobel NV (Netherlands)	7,647,640	497,178,192
LafargeHolcim, Ltd. (Switzerland)	18,933,349	994,708,832
Lanxess AG(b) (Germany)	4,736,980	221,311,032
Linde AG (Germany)	4,782,005	774,610,985
Teck Resources, Ltd., Class B (Canada)	46,287,792	222,181,402

		2,811,148,355
TELECOMMUNICATION SERVICES: 6.1%
America Movil SAB de CV, Series L (Mexico)	632,299,400	525,516,659
Bharti Airtel, Ltd. (India)	57,768,204	298,034,935
China Mobile, Ltd. (Hong Kong/China)	49,879,000	593,365,174
Millicom International Cellular SA SDR(b) (Luxembourg)	10,088,392	631,123,970
MTN Group, Ltd. (South Africa)	72,937,900	939,014,993
Telecom Italia SPA(a) (Italy)	201,500,000	247,746,371
Telecom Italia SPA- RSP (Italy)	352,735,486	361,992,410

		3,596,794,512

TOTAL COMMON STOCKS (Cost $59,788,684,932)		56,730,576,266

PREFERRED STOCKS: 3.2%
ENERGY: 1.0%
Petroleo Brasileiro SA ADR(a) (Brazil)	162,792,800	599,077,504
FINANCIALS: 1.4%
BANKS: 1.4%
Itau Unibanco Holding SA (Brazil)	121,696,465	813,765,490
INFORMATION TECHNOLOGY: 0.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Samsung Electronics Co., Ltd. (South Korea)	586,016	456,609,679

TOTAL PREFERRED STOCKS (Cost $3,559,852,782)		1,869,452,673

SHORT-TERM INVESTMENTS: 0.7%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$57,643,772	57,643,772
REPURCHASE AGREEMENT: 0.6%
Fixed Income Clearing Corporation(c) 0.01%, dated 9/30/15, due 10/1/15, maturity value $355,112,099	355,112,000	355,112,000

TOTAL SHORT-TERM INVESTMENTS (Cost $412,755,772)		412,755,772

TOTAL INVESTMENTS (Cost $63,761,293,486)	99.9%	59,012,784,711
OTHER ASSETS LESS LIABILITIES	0.1%	84,069,534

NET ASSETS	100.0%	$59,096,854,245

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Note 1.00%-1.25%, 5/31/18-10/31/18. Total collateral value is $362,215,963.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell CHF:
Goldman Sachs	10/28/15	418,416,607	400,000,000	$7,636,364
Goldman Sachs	11/4/15	542,958,455	520,000,000	8,815,050
UBS	11/4/15	486,320,281	465,000,000	8,672,813
Citibank	11/25/15	187,761,189	175,000,000	7,868,159
Contracts to sell EUR:
Barclays	11/18/15	291,478,200	260,000,000	742,858
Credit Suisse	11/18/15	557,273,500	500,000,000	(1,832,927)
JPMorgan	11/18/15	546,977,500	500,000,000	(12,128,927)
Morgan Stanley	11/18/15	291,478,200	260,000,000	742,858
Deutsche Bank	12/2/15	558,849,000	500,000,000	(385,793)
Barclays	12/9/15	670,485,000	600,000,000	(702,327)
HSBC	12/9/15	335,436,000	300,000,000	(157,663)

Counterparty	Settlement Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to buy EUR:
Morgan Stanley	11/18/15	291,478,200	260,000,000	(742,858)

				$18,527,607

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2015:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$2,398,678,569	$7,620,634,496		$—
Consumer Staples	—	1,868,087,587		—
Energy	2,633,562,244	862,289,959		—
Financials	144,770,674	14,040,732,874		—
Health Care	1,363,734,312	6,087,184,812		—
Industrials	882,898,121	3,843,708,137		—
Information Technology	3,299,513,158	5,276,838,456		—
Materials	323,339,314	2,487,809,041		—
Telecommunication Services	525,516,659	3,071,277,853		—
Preferred Stocks
Energy	599,077,504	—		—
Financials	813,765,490	—		—
Information Technology	—	456,609,679		—
Short-term Investments
Money Market Fund	57,643,772	—		—
Repurchase Agreement	—	355,112,000		—

Total Securities	$13,042,499,817	$45,970,284,894		$—

Other Financial Instruments
Forward Currency Contracts	$—	$18,527,607	(b)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2015 and December 31, 2014, and there were no transfers to Level 3 during the period.

(b)	Represents unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2015, the cost of investments for federal income tax purposes was $63,794,805,887. Net unrealized depreciation aggregated $4,782,021,176, of which $6,762,827,434 represented appreciated securities and $11,544,848,610 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2015. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
AEGON NV (Netherlands)	125,227,471	5,110,292	—	130,337,763	$33,876,341		$—	(c)
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	28,262,444	3,822,466	—	32,084,910	4,579,929		226,602,971
BR Malls Participacoes SA (Brazil)	54,870,300	—	—	54,870,300	8,160,027		144,770,674
Brother Industries, Ltd. (Japan)	18,185,100	—	(5,973,100)	12,212,000	3,333,028		—	(c)
Hang Lung Group, Ltd. (Hong Kong)	90,430,600	20,093,700	—	110,524,300	11,468,203		376,036,311
Infineon Technologies AG (Germany)	66,414,456	—	—	66,414,456	13,631,230		746,371,777
Kasikornbank PCL- Foreign (Thailand)	123,826,527	14,496,200	—	138,322,727	14,472,518		650,272,549
Kyocera Corp. (Japan)	20,248,000	—	(390,300)	19,857,700	15,142,844		911,220,812
Lafarge SA (France)	20,035,291	—	(20,035,291)	—	24,427,989		—
Lanxess AG (Germany)	4,539,680	462,000	(264,700)	4,736,980	2,419,062		221,311,032
Millicom International Cellular SA SDR (Luxembourg)	10,088,392	—	—	10,088,392	22,755,923		631,123,970
New Oriental Education & Technology Group, Inc. ADR (Cayman Islands/China)	5,733,700	4,051,929	—	9,785,629	3,714,252		197,767,562
NGK Spark Plug Co., Ltd. (Japan)	14,009,700	1,118,700	(3,008,400)	12,120,000	3,406,987		278,310,734
Saipem SPA (Italy)	35,889,000	10,976,200	—	46,865,200	—	(b)	376,313,362
Smiths Group PLC (United Kingdom)	26,840,600	7,085,600	—	33,926,200	6,369,220		516,907,316
Television Broadcasts, Ltd. (Hong Kong)	40,022,900	—	—	40,022,900	25,299,505		133,959,836
Yamaha Motor Co., Ltd. (Japan)	31,550,100	—	—	31,550,100	6,224,841		636,331,650
Yapi ve Kredi Bankasi AS (Turkey)	234,711,168	4,650,000	(34,984,300)	204,376,868	6,004,776		—	(c)

					$205,286,675		$6,047,300,556

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND
Portfolio of Investments (unaudited)	September 30, 2015

COMMON STOCKS: 65.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 10.1%
AUTOMOBILES & COMPONENTS: 0.3%
Harley-Davidson, Inc.	860,000	$47,214,000
CONSUMER DURABLES & APPAREL: 0.3%
Coach, Inc.	1,655,036	47,880,192
MEDIA: 7.8%
Comcast Corp., Class A	4,684,774	266,469,945
DISH Network Corp., Class A(a)	1,165,032	67,967,967
News Corp., Class A(a)	688,050	8,683,191
Time Warner Cable, Inc.	2,000,883	358,898,384
Time Warner, Inc.	3,817,066	262,423,287
Time, Inc.	16,325	310,991
Twenty-First Century Fox, Inc.	4,732,200	127,674,756

		1,092,428,521
RETAILING: 1.7%
CarMax, Inc.(a)	34,966	2,074,183
Liberty Interactive Corp. QVC Group, Series A(a)	2,309,650	60,582,120
Target Corp.	1,165,400	91,670,364
The Priceline Group, Inc.(a)	67,000	82,869,620

		237,196,287

		1,424,719,000
CONSUMER STAPLES: 1.5%
FOOD & STAPLES RETAILING: 1.5%
Wal-Mart Stores, Inc.	3,201,900	207,611,196
ENERGY: 5.0%
Apache Corp.	2,710,017	106,124,266
Baker Hughes, Inc.	3,547,579	184,616,011
Concho Resources, Inc.(a)	450,000	44,235,000
National Oilwell Varco, Inc.	2,210,000	83,206,500
Schlumberger, Ltd.(b) (Curacao/United States)	3,589,021	247,534,778
Weatherford International PLC(a)(b) (Ireland)	4,600,000	39,008,000

		704,724,555
FINANCIALS: 16.6%
BANKS: 6.9%
Bank of America Corp.	19,847,100	309,217,818
BB&T Corp.	2,714,584	96,639,191
JPMorgan Chase & Co.	2,929,900	178,636,003
SunTrust Banks, Inc.	213,892	8,179,230
Wells Fargo & Co.	7,488,506	384,534,783

		977,207,025
DIVERSIFIED FINANCIALS: 8.2%
American Express Co.	665,542	49,336,628
Bank of New York Mellon Corp.	5,902,600	231,086,790
Capital One Financial Corp.	5,199,959	377,101,027
Charles Schwab Corp.	10,169,900	290,452,344
Goldman Sachs Group, Inc.	1,182,000	205,384,320

		1,153,361,109
INSURANCE: 1.5%
AEGON NV(b) (Netherlands)	12,084,994	69,488,715
MetLife, Inc.	3,180,000	149,937,000

		219,425,715

		2,349,993,849
HEALTH CARE: 11.9%
HEALTH CARE EQUIPMENT & SERVICES: 4.4%
Cigna Corp.	1,353,138	182,700,693
Express Scripts Holding Co.(a)	3,000,268	242,901,697
Medtronic PLC(b) (Ireland)	660,200	44,193,788
UnitedHealth Group, Inc.	1,260,362	146,214,596

		616,010,774

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 7.5%
Merck & Co., Inc.	2,583,175	$127,583,013
Novartis AG ADR(b) (Switzerland)	3,339,900	307,003,608
Pfizer, Inc.	4,978,417	156,372,078
Roche Holding AG ADR(b) (Switzerland)	6,162,000	203,037,900
Sanofi ADR(b) (France)	5,575,165	264,653,083

		1,058,649,682

		1,674,660,456
INDUSTRIALS: 3.4%
CAPITAL GOODS: 1.1%
Danaher Corp.	983,200	83,778,472
General Electric Co.	2,889,500	72,873,190
NOW, Inc.(a)	370,000	5,476,000

		162,127,662
COMMERCIAL & PROFESSIONAL SERVICES: 1.0%
ADT Corp.	2,017,717	60,329,738
Tyco International PLC(b) (Ireland)	2,365,434	79,147,422

		139,477,160
TRANSPORTATION: 1.3%
FedEx Corp.	1,242,254	178,859,731

		480,464,553
INFORMATION TECHNOLOGY: 15.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.6%
Maxim Integrated Products, Inc.	2,617,891	87,437,559
SOFTWARE & SERVICES: 7.1%
Cadence Design Systems, Inc.(a)	1,170,700	24,210,076
eBay, Inc.(a)	2,126,931	51,982,194
Google, Inc., Class A(a)	133,000	84,903,210
Google, Inc., Class C(a)	326,895	198,889,456
Microsoft Corp.	7,783,100	344,480,006
PayPal Holdings, Inc.(a)	935,931	29,051,298
Symantec Corp.	9,384,000	182,706,480
Synopsys, Inc.(a)	1,854,729	85,651,385

		1,001,874,105
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.2%
Cisco Systems, Inc.	6,991,100	183,516,375
Corning, Inc.	4,871,700	83,403,504
EMC Corp.	8,991,300	217,229,808
Hewlett-Packard Co.	14,434,712	369,672,975
Juniper Networks, Inc.	2,303,830	59,231,469
NetApp, Inc.	3,927,187	116,244,735
TE Connectivity, Ltd.(b) (Switzerland)	2,080,536	124,603,301

		1,153,902,167

		2,243,213,831
MATERIALS: 0.6%
Celanese Corp., Series A	1,400,960	82,894,803
TELECOMMUNICATION SERVICES: 0.5%
Sprint Corp.(a)	18,742,971	71,973,009

TOTAL COMMON STOCKS (Cost $6,876,466,291)		9,240,255,252

PREFERRED STOCKS: 4.3%
CONSUMER DISCRETIONARY: 0.4%
MEDIA: 0.4%
NBCUniversal Enterprise, Inc. 5.25%(d)	53,210	56,203,062
FINANCIALS: 3.9%
BANKS: 3.9%
Citigroup, Inc. 5.95%
7/29/49	5,175	5,019,750
12/31/49	60,975	57,468,938
JPMorgan Chase & Co. 6.10%	254,565	252,910,327
Wells Fargo & Co. 5.875%	227,645	233,051,569

		548,450,584

TOTAL PREFERRED STOCKS (Cost $601,634,687)		604,653,646

1 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES: 29.0%
	PAR VALUE	VALUE
U.S. TREASURY: 1.9%
U.S. Treasury Note/Bond
0.50%, 3/31/17	$47,300,000	$47,293,851
0.875%, 1/15/18	148,000,000	148,385,392
1.00%, 3/15/18	48,500,000	48,757,632
1.625%, 7/31/19	31,400,000	31,941,336

		276,378,211
GOVERNMENT-RELATED: 2.0%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1996-20L 1, 6.70%, 12/1/16	119,987	122,935
Series 1997-20F 1, 7.20%, 6/1/17	226,704	234,291
Series 1997-20I 1, 6.90%, 9/1/17	232,115	241,276
Series 1998-20D 1, 6.15%, 4/1/18	326,497	346,163
Series 1998-20I 1, 6.00%, 9/1/18	239,941	253,403
Series 1999-20F 1, 6.80%, 6/1/19	298,274	320,699
Series 2000-20D 1, 7.47%, 4/1/20	1,180,599	1,267,456
Series 2000-20E 1, 8.03%, 5/1/20	339,038	365,405
Series 2000-20G 1, 7.39%, 7/1/20	418,605	448,501
Series 2000-20I 1, 7.21%, 9/1/20	286,407	308,066
Series 2001-20E 1, 6.34%, 5/1/21	1,075,561	1,175,006
Series 2001-20G 1, 6.625%, 7/1/21	804,090	882,767
Series 2003-20J 1, 4.92%, 10/1/23	3,867,668	4,194,488
Series 2007-20F 1, 5.71%, 6/1/27	4,215,015	4,748,849

		14,909,305
FOREIGN AGENCY: 0.6%
Corp. Nacional del Cobre de Chile(b) (Chile)
4.50%, 9/16/25(d)	11,100,000	10,661,261
Petroleo Brasileiro SA(b) (Brazil)
4.375%, 5/20/23	29,800,000	19,444,500
6.25%, 3/17/24	4,225,000	3,084,250
Petroleos Mexicanos(b) (Mexico)
4.25%, 1/15/25(d)	22,685,000	20,756,775
6.625%, 6/15/35	9,425,000	8,835,938
6.375%, 1/23/45	17,125,000	15,385,100
5.625%, 1/23/46(d)	16,675,000	13,653,490

		91,821,314
LOCAL AUTHORITY: 1.2%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	3,350,000	4,658,778
7.102%, 1/1/41	12,436,000	16,739,975
State of California GO
7.50%, 4/1/34	13,470,000	18,872,682
7.55%, 4/1/39	16,525,000	23,802,610
7.30%, 10/1/39	13,730,000	19,023,053
7.625%, 3/1/40	8,790,000	12,612,595
State of Illinois GO
4.961%, 3/1/16	3,215,000	3,265,154
5.365%, 3/1/17	37,215,000	38,813,012
5.665%, 3/1/18	26,160,000	27,818,283

		165,606,142
SOVEREIGN: 0.1%
Spain Government International(b) (Spain)
4.00%, 3/6/18(d)	11,850,000	12,533,105

		284,869,866
MORTGAGE-RELATED: 9.6%
FEDERAL AGENCY CMO & REMIC: 2.3%
Dept. of Veterans Affairs
Series 1995-1 1, 7.238%, 2/15/25	400,093	456,432
Series 1995-2C 3A, 8.793%, 6/15/25	188,587	232,468
Series 2002-1 2J, 6.50%, 8/15/31	11,069,925	12,877,567

	PAR VALUE	VALUE
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	$2,153,273	$2,436,183
Trust 2009-66 ET, 6.00%, 5/25/39	5,317,986	5,783,517
Trust 2009-30 AG, 6.50%, 5/25/39	3,529,977	3,870,864
Trust 2001-T7 A1, 7.50%, 2/25/41	1,776,613	2,100,031
Trust 2001-T5 A3, 7.50%, 6/19/41	704,978	824,936
Trust 2001-T8 A1, 7.50%, 7/25/41	1,738,314	2,068,717
Trust 2001-T4 A1, 7.50%, 7/25/41	1,762,889	2,121,020
Trust 2001-W3 A, 6.849%, 9/25/41	1,231,289	1,406,408
Trust 2001-T10 A2, 7.50%, 12/25/41	1,532,026	1,825,047
Trust 2013-106 MA, 4.00%, 2/25/42	12,056,644	12,976,867
Trust 2002-W6 2A1, 6.347%, 6/25/42	1,781,827	2,116,367
Trust 2002-W8 A2, 7.00%, 6/25/42	2,274,874	2,631,856
Trust 2003-W2 1A1, 6.50%, 7/25/42	3,578,547	4,160,999
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,378,715	1,626,317
Trust 2003-W4 4A, 7.061%, 10/25/42	1,874,299	2,186,881
Trust 2012-121 NB, 7.00%, 11/25/42	3,346,531	3,915,247
Trust 2012-134 FK, 0.544%, 12/25/42	15,579,090	15,541,046
Trust 2013-98 FA, 0.744%, 9/25/43	10,984,478	11,098,530
Trust 2013-92 FA, 0.744%, 9/25/43	47,449,381	47,725,679
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,300,182	2,613,674
Trust 2004-W2 5A, 7.50%, 3/25/44	4,537,030	5,237,788
Trust 2004-W8 3A, 7.50%, 6/25/44	750,492	886,926
Trust 2005-W4 1A2, 6.50%, 8/25/45	6,712,377	7,636,390
Trust 2009-11 MP, 7.00%, 3/25/49	7,297,981	8,410,668
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	165,873	173,125
Series 16 PK, 7.00%, 8/25/23	2,577,021	2,877,107
Series T-48 1A4, 5.538%, 7/25/33	32,604,758	36,632,946
Series 314 F2, 0.817%, 9/15/43	22,793,309	23,108,647
Series T-51 1A, 6.50%, 9/25/43	218,565	259,178
Series T-59 1A1, 6.50%, 10/25/43	11,476,878	13,355,413
Series 4281 BC, 5.019%, 12/15/43	76,760,905	86,832,089

		328,006,930
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 7.3%
Fannie Mae, 15 Year
3.50%, 12/1/29	12,584,979	13,318,812
4.00%, 2/1/27 - 5/1/27	78,277,614	83,327,358
4.50%, 1/1/25 - 1/1/27	20,418,079	21,881,259
6.00%, 7/1/16 - 3/1/22	3,365,417	3,483,018
6.50%, 9/1/16 - 11/1/18	3,115,399	3,201,575
7.00%, 11/1/18	209,387	214,838
7.50%, 12/1/15 - 8/1/17	262,776	267,421
Fannie Mae, 20 Year
4.00%, 11/1/30 - 12/1/34	206,891,504	223,054,212
4.50%, 1/1/31 - 5/1/32	65,240,918	71,196,177
Fannie Mae, 30 Year
4.50%, 1/1/39 - 2/1/45	51,798,012	56,884,744
5.50%, 7/1/33 - 8/1/37	19,840,403	22,342,065
6.00%, 9/1/36 - 8/1/37	25,746,601	29,395,266
6.50%, 12/1/28 - 8/1/39	29,565,190	34,230,666
7.00%, 4/1/37 - 8/1/37	9,663,726	11,450,175
Fannie Mae, Hybrid ARM
1.918%, 1/1/35	3,403,253	3,554,229
1.959%, 12/1/34	2,564,372	2,708,381
2.195%, 8/1/35	1,932,941	2,038,498
2.20%, 1/1/35	1,613,252	1,712,056
2.265%, 9/1/34	1,728,928	1,843,398
2.319%, 8/1/38	4,879,715	5,200,030
2.529%, 11/1/43	9,353,974	9,722,703
2.706%, 4/1/44	21,823,164	22,774,897
2.827%, 12/1/44	21,078,272	21,892,263
2.837%, 11/1/44	36,028,824	37,434,944
3.28%, 6/1/41	18,677,520	19,804,314
3.585%, 12/1/40	7,223,275	7,618,208
3.757%, 11/1/40	2,791,053	2,937,124
4.271%, 7/1/39	3,195,979	3,439,387
5.567%, 5/1/37	1,784,433	1,902,618
6.35%, 9/1/36	422,015	449,365

Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Fannie Mae, Multifamily DUS Pool 462086, 5.355%, 11/1/15	$1,081,331	$1,080,189
Freddie Mac, Hybrid ARM
2.216%, 4/1/37	2,877,391	3,049,394
2.337%, 9/1/37	1,543,340	1,644,846
2.348%, 10/1/38	2,619,036	2,776,121
2.62%, 8/1/42	14,932,292	15,537,668
2.678%, 5/1/34	3,204,641	3,431,531
2.691%, 2/1/38	7,522,686	8,013,642
2.947%, 5/1/44	3,185,810	3,320,112
2.966%, 5/1/44	24,125,932	25,182,097
2.976%, 6/1/44	6,592,442	6,874,915
3.159%, 6/1/44	9,384,849	9,797,037
3.601%, 10/1/41	2,213,143	2,322,265
5.108%, 10/1/35	3,839,639	4,061,159
5.867%, 7/1/38	560,327	602,597
6.102%, 1/1/38	707,220	756,315
Freddie Mac Gold, 15 Year
4.00%, 3/1/25 - 11/1/26	51,709,882	55,240,988
4.50%, 9/1/24 - 9/1/26	14,178,223	15,115,018
6.00%, 2/1/18	419,878	431,605
6.50%, 5/1/16 - 9/1/18	1,411,483	1,445,057
Freddie Mac Gold, 20 Year
4.50%, 4/1/31 - 6/1/31	14,701,773	16,048,538
6.50%, 10/1/26	5,562,567	6,431,355
Freddie Mac Gold, 30 Year
4.50%, 9/1/41 - 1/1/44	89,317,133	97,197,707
5.50%, 12/1/37	1,194,093	1,340,150
6.00%, 2/1/39	3,094,294	3,513,395
6.50%, 12/1/32 - 4/1/33	8,383,726	9,788,959
7.00%, 11/1/37 - 9/1/38	7,902,181	9,100,270
7.47%, 3/17/23	119,109	133,855
7.75%, 7/25/21	363,570	397,387
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	990,574	1,147,361
7.97%, 4/15/20 - 1/15/21	450,064	486,172

		1,025,547,706

		1,353,554,636
ASSET-BACKED: 1.7%
AUTO LOAN: 0.3%
Ford Credit Auto Owner Trust
Series 2014-C A3, 1.06%, 5/15/19	23,000,000	23,023,667
Series 2015-1 A, 2.12%, 7/15/26(d)	16,450,000	16,532,036

		39,555,703
CREDIT CARD: 0.7%
American Express Master Trust Series 2014-3 A, 1.49%, 4/15/20	16,025,000	16,148,857
Chase Issuance Trust
Series 2012-A8 A8, 0.54%, 10/16/17	19,983,000	19,982,980
Series 2013-A8 A8, 1.01%, 10/15/18	14,000,000	14,032,984
Series 2014-A1 A1, 1.15%, 1/15/19	18,400,000	18,454,593
Series 2014-A6 A6, 1.26%, 7/15/19	6,500,000	6,523,978
Series 2014-A7 A7, 1.38%, 11/15/19	29,200,000	29,376,310

		104,519,702
OTHER: 0.4%
Rio Oil Finance Trust(b) (Brazil)
6.25%, 7/6/24(d)	47,275,000	30,256,000
6.75%, 1/6/27(d)	42,925,000	26,613,500

		56,869,500
STUDENT LOAN: 0.3%
SLM Student Loan Trust (Private Loans)
Series 2014-A A2A, 2.59%, 1/15/26(d)	5,250,000	5,309,971
Series 2012-B A2, 3.48%, 10/15/30(d)	9,725,000	9,971,393
Series 2012-E A2A, 2.09%, 6/15/45(d)	13,775,000	13,894,236
Series 2012-C A2, 3.31%, 10/15/46(d)	10,100,000	10,379,709

		39,555,309

		240,500,214

	PAR VALUE	VALUE
CORPORATE: 13.8%
FINANCIALS: 4.3%
Anthem, Inc.
4.35%, 8/15/20	$9,305,000	$9,979,715
Bank of America Corp.
7.625%, 6/1/19	6,800,000	8,003,532
5.625%, 7/1/20	5,030,000	5,673,599
4.20%, 8/26/24	5,825,000	5,814,369
6.625%, 5/23/36(c)	37,275,000	43,268,037
Barclays PLC(b) (United Kingdom)
4.375%, 9/11/24	23,275,000	22,554,220
BNP Paribas SA(b) (France)
4.25%, 10/15/24	31,175,000	30,986,765
4.375%, 9/28/25(d)	10,100,000	9,851,146
Boston Properties, Inc.
5.625%, 11/15/20	3,850,000	4,357,145
3.85%, 2/1/23	7,800,000	7,991,825
3.125%, 9/1/23	17,550,000	17,074,325
3.80%, 2/1/24	11,175,000	11,374,261
Capital One Financial Corp.
3.50%, 6/15/23	42,579,000	42,241,178
Cigna Corp.
7.65%, 3/1/23	9,705,000	12,170,924
7.875%, 5/15/27	21,888,000	29,469,631
8.30%, 1/15/33	8,845,000	11,658,294
Citigroup, Inc.
7.875%, 10/30/40(c)	43,080,925	44,287,191
Equity Residential
4.625%, 12/15/21	14,054,000	15,319,015
3.00%, 4/15/23	14,775,000	14,505,947
Health Net, Inc.
6.375%, 6/1/17	13,275,000	13,826,045
HSBC Holdings PLC(b) (United Kingdom)
5.10%, 4/5/21	3,625,000	4,022,605
6.50%, 5/2/36	23,190,000	27,435,347
6.50%, 9/15/37	15,315,000	18,035,557
JPMorgan Chase & Co.
8.75%, 9/1/30(c)	23,042,000	32,965,130
Lloyds Banking Group PLC(b) (United Kingdom)
4.50%, 11/4/24	19,575,000	19,757,928
Navient Corp.
6.00%, 1/25/17	14,285,000	14,356,425
4.625%, 9/25/17	9,550,000	9,335,125
8.45%, 6/15/18	15,755,000	16,198,031
Royal Bank of Scotland Group PLC(b) (United Kingdom)
6.125%, 12/15/22	48,416,000	52,244,931
6.00%, 12/19/23	3,250,000	3,461,354
Unum Group
7.19%, 2/1/28	8,305,000	10,171,947
7.25%, 3/15/28	2,030,000	2,533,635
6.75%, 12/15/28	11,368,000	14,139,211
Wells Fargo & Co.
4.30%, 7/22/27	20,710,000	21,116,703

		606,181,093
INDUSTRIALS: 9.1%
Allergan PLC(b) (Ireland)
3.00%, 3/12/20	19,550,000	19,571,935
3.45%, 3/15/22	11,130,000	10,978,075
3.80%, 3/15/25	10,870,000	10,515,921
AT&T, Inc.
3.40%, 5/15/25	6,725,000	6,421,729
6.55%, 2/15/39	7,675,000	8,681,292
5.35%, 9/1/40	27,575,000	27,253,282
4.75%, 5/15/46	7,000,000	6,417,782
Becton, Dickinson and Co.
3.734%, 12/15/24	5,725,000	5,830,489

3 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Burlington Northern Santa Fe LLC(f)
8.251%, 1/15/21	$664,677	$763,711
3.85%, 9/1/23	2,150,000	2,232,569
5.72%, 1/15/24	9,037,276	10,158,024
5.342%, 4/1/24	9,422,120	10,427,460
5.629%, 4/1/24	14,263,983	15,922,556
Cemex SAB de CV(b) (Mexico)
6.50%, 12/10/19(d)	22,500,000	22,218,750
6.00%, 4/1/24(d)	10,575,000	9,623,250
5.70%, 1/11/25(d)	22,475,000	20,115,125
6.125%, 5/5/25(d)	8,100,000	7,371,000
Charter Communications, Inc.
4.908%, 7/23/25(d)	10,000,000	9,956,080
6.484%, 10/23/45(d)	8,150,000	8,216,317
Cox Enterprises, Inc.
3.25%, 12/15/22(d)	15,740,000	14,785,495
2.95%, 6/30/23(d)	37,166,000	33,949,246
3.85%, 2/1/25(d)	19,625,000	18,597,592
CRH PLC(b) (Ireland)
3.875%, 5/18/25(d)	17,100,000	17,133,636
CSX Corp.
9.75%, 6/15/20	5,231,000	6,797,120
Dillard’s, Inc.
7.13%, 8/1/18	3,606,000	4,025,259
7.875%, 1/1/23	8,660,000	10,305,755
7.75%, 7/15/26	50,000	58,555
7.75%, 5/15/27	540,000	633,545
7.00%, 12/1/28	15,135,000	17,163,650
Dow Chemical Co.
8.55%, 5/15/19	12,775,000	15,444,081
7.375%, 11/1/29	17,000,000	21,651,336
9.40%, 5/15/39	9,677,000	14,204,742
FedEx Corp.
8.00%, 1/15/19	6,965,000	8,315,200
6.72%, 7/15/23	10,561,140	11,986,893
Ford Motor Credit Co. LLC(f)
5.75%, 2/1/21	12,700,000	14,267,536
5.875%, 8/2/21	11,350,000	12,816,193
4.25%, 9/20/22	9,593,000	9,906,787
4.375%, 8/6/23	14,575,000	15,100,895
HCA Holdings, Inc.
6.50%, 2/15/16	23,180,000	23,440,775
Hewlett-Packard Co.
3.60%, 10/15/20(d)	33,600,000	33,590,592
Imperial Tobacco Group PLC(b) (United Kingdom)
3.75%, 7/21/22(d)	10,475,000	10,575,434
4.25%, 7/21/25(d)	31,825,000	32,234,715
Kinder Morgan, Inc.
4.30%, 6/1/25	36,515,000	32,816,542
5.50%, 3/1/44	30,530,000	25,293,250
5.40%, 9/1/44	15,414,000	12,407,900
LafargeHolcim, Ltd.(b) (Switzerland)
6.50%, 7/15/16	35,915,000	37,081,663
Macy’s, Inc.
6.90%, 1/15/32	49,699,000	60,754,344
6.70%, 7/15/34	2,890,000	3,334,193
Naspers, Ltd.(b) (South Africa)
6.00%, 7/18/20(d)	21,900,000	23,414,604
5.50%, 7/21/25(d)	17,575,000	17,231,233
Norfolk Southern Corp.
9.75%, 6/15/20	7,224,000	9,371,059
RELX PLC(b) (United Kingdom)
8.625%, 1/15/19	4,901,000	5,837,331
3.125%, 10/15/22	22,133,000	21,726,793
Sprint Corp.
6.00%, 12/1/16	24,367,000	24,016,724
Teck Resources, Ltd.(b) (Canada)
5.20%, 3/1/42	17,773,000	9,819,583

	PAR VALUE	VALUE
Telecom Italia SPA(b) (Italy)
6.999%, 6/4/18	$17,100,000	$18,468,000
7.175%, 6/18/19	27,527,000	30,551,942
5.303%, 5/30/24(d)	11,500,000	11,241,250
7.20%, 7/18/36	11,596,000	12,233,780
7.721%, 6/4/38	7,062,000	7,662,270
The Kraft Heinz Co.
3.95%, 7/15/25(d)	4,000,000	4,094,440
Time Warner Cable, Inc.
8.75%, 2/14/19	13,840,000	16,253,959
8.25%, 4/1/19	33,815,000	39,446,280
6.55%, 5/1/37	11,000,000	10,812,989
6.75%, 6/15/39	2,110,000	2,111,431
Time Warner, Inc.
7.625%, 4/15/31	31,348,000	40,044,876
7.70%, 5/1/32	14,374,000	18,672,760
TransCanada Corp.(b) (Canada)
5.625%, 5/20/75(c)	20,570,000	19,695,775
Twenty-First Century Fox, Inc.
6.15%, 3/1/37	15,000,000	16,970,115
6.65%, 11/15/37	1,638,000	1,955,590
Union Pacific Corp.
5.866%, 7/2/30	26,119,175	30,345,589
6.176%, 1/2/31	9,262,594	10,726,797
Verizon Communications, Inc.
4.15%, 3/15/24	12,750,000	13,193,177
4.272%, 1/15/36	11,847,000	10,724,947
6.55%, 9/15/43	46,476,000	55,017,917
Vulcan Materials Co.
7.50%, 6/15/21	20,340,000	23,289,300
Xerox Corp.
6.35%, 5/15/18	20,585,000	22,652,475
4.50%, 5/15/21	19,161,000	19,912,073

		1,278,843,330
UTILITIES: 0.4%
Dominion Resources, Inc.
5.75%, 10/1/54(c)	22,950,000	23,552,438
Enel SPA(b) (Italy)
6.80%, 9/15/37(d)	18,700,000	23,390,222
6.00%, 10/7/39(d)	8,550,000	9,705,934

		56,648,594

		1,941,673,017

TOTAL DEBT SECURITIES (Cost $3,976,352,317)		4,096,975,944

SHORT-TERM INVESTMENTS: 0.9%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	13,923,109	13,923,109
REPURCHASE AGREEMENT: 0.8%
Fixed Income Clearing Corporation(e) 0.01%, dated 9/30/15, due 10/1/15, maturity value $114,990,032	114,990,000	114,990,000

TOTAL SHORT-TERM INVESTMENTS (Cost $128,913,109)		128,913,109

TOTAL INVESTMENTS (Cost $11,583,366,404)	99.7%	14,070,797,951
OTHER ASSETS LESS LIABILITIES	0.3%	40,423,357

NET ASSETS	100.0%	$14,111,221,308

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Hybrid security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, all such securities in total represented $564,060,599 or 4.0% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Repurchase agreement is collateralized by U.S. Treasury Note 1.50%, 12/31/18. Total collateral value is $177,292,313.
(f)	Subsidiary (see below)

Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)	September 30, 2015

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	1,469	Dec 2015	$(189,110,797)	$(2,018,115)
Long-Term U.S. Treasury Bond – Short Position	899	Dec 2015	(144,205,219)	(1,834,832)

				$(3,852,947)

5 / Dodge & Cox Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Debt securities (including certain preferred stocks) and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2015:

Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$9,240,255,252		$—	$—
Preferred Stocks	—		604,653,646	—
Debt Securities
U.S. Treasury	—		276,378,211	—
Government-Related	—		284,869,866	—
Mortgage-Related	—		1,353,554,636	—
Asset-Backed	—		240,500,214	—
Corporate	—		1,941,673,017	—
Short-term Investments
Money Market Fund	13,923,109		—	—
Repurchase Agreement	—		114,990,000	—

Total Securities	$9,254,178,361		$4,816,619,590	$—

Other Financial Instruments
Treasury Futures Contracts	$(3,852,947	)(c)	$—	$—

(a)

U.S. Treasury securities were transferred from Level 1 to Level 2 during the period. There were no Level 3 securities at September 30, 2015 and December 31, 2014, and there were no transfers to Level 3 during the period.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2015, the cost of investments for federal income tax purposes was $11,583,366,412. Net unrealized appreciation aggregated $2,487,431,539 of which $2,933,701,108 represented appreciated securities and $446,269,569 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

6 / Dodge & Cox Balanced Fund

INCOME FUND
Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES: 98.8%

PAR VALUE		VALUE
U.S. TREASURY: 4.3%
U.S. Treasury Note/Bond
1.50%, 8/31/18	$250,000,000	$254,257,750
1.50%, 2/28/19	496,995,000	504,294,863
1.625%, 7/31/19	600,000,000	610,344,000
1.625%, 12/31/19	500,000,000	507,578,000

		1,876,474,613
GOVERNMENT-RELATED: 7.3%
FEDERAL AGENCY: 0.3%
Small Business Admin. - 504 Program
Series 1997-20E 1, 7.30%, 5/1/17	41,660	43,021
Series 1997-20H 1, 6.80%, 8/1/17	7,796	8,189
Series 1997-20J 1, 6.55%, 10/1/17	147,657	153,391
Series 1997-20L 1, 6.55%, 12/1/17	6,708	6,939
Series 1998-20B 1, 6.15%, 2/1/18	13,525	14,289
Series 1998-20C 1, 6.35%, 3/1/18	435,206	462,398
Series 1998-20H 1, 6.15%, 8/1/18	233,918	248,510
Series 1998-20L 1, 5.80%, 12/1/18	162,626	170,897
Series 1999-20C 1, 6.30%, 3/1/19	129,925	137,381
Series 1999-20E 1, 6.30%, 5/1/19	4,580	4,844
Series 1999-20G 1, 7.00%, 7/1/19	243,730	261,500
Series 1999-20I 1, 7.30%, 9/1/19	119,298	129,258
Series 2000-20C 1, 7.625%, 3/1/20	7,298	7,834
Series 2000-20G 1, 7.39%, 7/1/20	4,441	4,758
Series 2001-20G 1, 6.625%, 7/1/21	969,601	1,064,472
Series 2001-20L 1, 5.78%, 12/1/21	3,656,506	3,937,658
Series 2002-20A 1, 6.14%, 1/1/22	22,348	24,429
Series 2002-20L 1, 5.10%, 12/1/22	1,027,645	1,108,197
Series 2003-20G 1, 4.35%, 7/1/23	56,562	59,931
Series 2004-20L 1, 4.87%, 12/1/24	1,508,078	1,622,661
Series 2005-20B 1, 4.625%, 2/1/25	2,367,752	2,531,936
Series 2005-20D 1, 5.11%, 4/1/25	125,389	136,777
Series 2005-20E 1, 4.84%, 5/1/25	4,630,302	4,973,413
Series 2005-20G 1, 4.75%, 7/1/25	4,005,706	4,295,436
Series 2005-20H 1, 5.11%, 8/1/25	52,810	57,618
Series 2005-20I 1, 4.76%, 9/1/25	4,980,293	5,348,222
Series 2006-20A 1, 5.21%, 1/1/26	4,938,826	5,379,366
Series 2006-20B 1, 5.35%, 2/1/26	1,525,995	1,675,032
Series 2006-20C 1, 5.57%, 3/1/26	7,182,729	7,938,223
Series 2006-20G 1, 6.07%, 7/1/26	13,100,376	14,814,522
Series 2006-20H 1, 5.70%, 8/1/26	114,131	127,711
Series 2006-20I 1, 5.54%, 9/1/26	240,274	265,696
Series 2006-20J 1, 5.37%, 10/1/26	5,116,049	5,623,734
Series 2006-20L 1, 5.12%, 12/1/26	4,051,527	4,430,625
Series 2007-20A 1, 5.32%, 1/1/27	8,657,970	9,617,225
Series 2007-20C 1, 5.23%, 3/1/27	13,297,620	14,748,465
Series 2007-20D 1, 5.32%, 4/1/27	15,162,028	16,848,744
Series 2007-20G 1, 5.82%, 7/1/27	9,282,355	10,466,361

		118,749,663
FOREIGN AGENCY: 2.3%
Corp. Nacional del Cobre de Chile(c) (Chile)
4.50%, 9/16/25(b)	120,075,000	115,328,916
Export-Import Bank of Korea(c) (South Korea)
4.00%, 1/11/17	19,780,000	20,405,879
Petroleo Brasileiro SA(c) (Brazil)
5.75%, 1/20/20	43,955,000	32,966,250
5.375%, 1/27/21	187,220,000	136,614,434
4.375%, 5/20/23	38,625,000	25,202,812
6.25%, 3/17/24	80,805,000	58,987,650
Petroleos Mexicanos(c) (Mexico)
4.875%, 1/18/24	123,065,000	119,114,613
4.25%, 1/15/25(b)	97,765,000	89,454,975
4.50%, 1/23/26(b)	15,065,000	13,888,424
6.625%, 6/15/35	102,290,000	95,896,875
5.50%, 6/27/44	5,900,000	4,734,750
5.50%, 6/27/44(b)	36,075,000	28,950,187
6.375%, 1/23/45	141,575,000	127,190,980
5.625%, 1/23/46(b)	190,720,000	156,161,536

		1,024,898,281

PAR VALUE		VALUE
LOCAL AUTHORITY: 4.5%
L.A. Unified School District GO
5.75%, 7/1/34	$6,075,000	$7,287,752
6.758%, 7/1/34	185,585,000	244,938,795
New Jersey Turnpike Authority RB
7.414%, 1/1/40	41,065,000	57,108,274
7.102%, 1/1/41	148,277,000	199,594,187
New Valley Generation
4.929%, 1/15/21	340,287	375,870
State of California GO
7.50%, 4/1/34	203,021,000	284,450,693
7.55%, 4/1/39	200,880,000	289,347,552
7.30%, 10/1/39	116,735,000	161,737,510
7.625%, 3/1/40	103,410,000	148,380,941
7.60%, 11/1/40	56,435,000	82,592,058
State of Illinois GO
4.961%, 3/1/16	65,560,000	66,582,736
5.365%, 3/1/17	186,245,000	194,242,360
5.665%, 3/1/18	170,335,000	181,132,536
5.10%, 6/1/33	63,690,000	59,664,792

		1,977,436,056
SOVEREIGN: 0.2%
Spain Government International(c) (Spain)
4.00%, 3/6/18(b)	74,765,000	79,074,903

		3,200,158,903
MORTGAGE-RELATED: 33.3%
FEDERAL AGENCY CMO & REMIC: 3.3%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	148,979	183,362
Series 1997-2 Z, 7.50%, 6/15/27	10,116,341	11,604,647
Series 1998-2 2A, 8.701%, 8/15/27	39,483	46,924
Series 1998-1 1A, 8.211%, 3/15/28	253,310	296,637
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	446,648	497,910
Trust 1998-58 PC, 6.50%, 10/25/28	2,429,038	2,740,946
Trust 2001-69 PQ, 6.00%, 12/25/31	2,786,951	3,180,789
Trust 2002-33 A1, 7.00%, 6/25/32	2,578,565	2,917,352
Trust 2002-69 Z, 5.50%, 10/25/32	347,667	390,645
Trust 2008-24 GD, 6.50%, 3/25/37	2,552,065	2,861,408
Trust 2007-47 PE, 5.00%, 5/25/37	6,538,097	7,103,028
Trust 2009-30 AG, 6.50%, 5/25/39	15,037,457	16,489,609
Trust 2009-53 QM, 5.50%, 5/25/39	3,679,575	3,985,057
Trust 2009-40 TB, 6.00%, 6/25/39	7,246,598	8,152,804
Trust 2001-T3 A1, 7.50%, 11/25/40	140,207	163,946
Trust 2010-123 WT, 7.00%, 11/25/40	56,026,230	65,180,003
Trust 2001-T7 A1, 7.50%, 2/25/41	91,369	108,002
Trust 2001-T5 A2, 6.989%, 6/19/41	53,326	60,541
Trust 2001-T5 A3, 7.50%, 6/19/41	269,420	315,264
Trust 2001-T4 A1, 7.50%, 7/25/41	2,472,194	2,974,420
Trust 2011-58 AT, 4.00%, 7/25/41	13,357,205	14,071,214
Trust 2001-T10 A1, 7.00%, 12/25/41	2,781,734	3,318,450
Trust 2013-106 MA, 4.00%, 2/25/42	27,078,230	29,144,976
Trust 2002-90 A1, 6.50%, 6/25/42	5,672,882	6,512,871
Trust 2002-W6 2A1, 6.347%, 6/25/42	3,264,094	3,876,931
Trust 2002-W8 A2, 7.00%, 6/25/42	1,875,099	2,169,347
Trust 2002-T16 A3, 7.50%, 7/25/42	4,128,675	4,838,865
Trust 2003-W2 1A2, 7.00%, 7/25/42	8,642,384	10,194,461
Trust 2003-W4 3A, 6.516%, 10/25/42	2,687,340	3,083,295
Trust 2012-121 NB, 7.00%, 11/25/42	1,785,003	2,088,350
Trust 2003-7 A1, 6.50%, 12/25/42	4,627,530	5,363,353
Trust 2003-W1 2A, 6.437%, 12/25/42	3,348,158	3,916,728
Trust 2012-133 HF, 0.544%, 12/25/42	52,532,964	52,699,546
Trust 2012-134 FD, 0.544%, 12/25/42	1,419,141	1,424,177
Trust 2012-134 FT, 0.544%, 12/25/42	74,620,774	74,448,698
Trust 2013-98 FA, 0.744%, 9/25/43	50,192,248	50,713,394
Trust 2013-101 CF, 0.794%, 10/25/43	24,893,950	25,138,981
Trust 2013-101 FE, 0.794%, 10/25/43	39,721,401	40,088,109
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,924,210	3,322,750

1 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2004-W2 2A2, 7.00%, 2/25/44	$153,922	$175,061
Trust 2004-W2 5A, 7.50%, 3/25/44	7,160,454	8,266,408
Trust 2004-W8 3A, 7.50%, 6/25/44	5,332,998	6,302,494
Trust 2004-W14 1AF, 0.594%, 7/25/44	1,974,835	1,946,290
Trust 2004-W15 1A2, 6.50%, 8/25/44	1,181,421	1,322,635
Trust 2005-W1 1A3, 7.00%, 10/25/44	7,586,359	8,792,560
Trust 2001-79 BA, 7.00%, 3/25/45	908,650	1,043,726
Trust 2006-W1 1A1, 6.50%, 12/25/45	572,077	653,643
Trust 2006-W1 1A2, 7.00%, 12/25/45	4,271,035	5,008,092
Trust 2006-W1 1A3, 7.50%, 12/25/45	74,883	87,820
Trust 2006-W1 1A4, 8.00%, 12/25/45	4,839,252	5,846,504
Trust 2007-W10 1A, 6.307%, 8/25/47	19,379,564	21,992,239
Trust 2007-W10 2A, 6.318%, 8/25/47	5,443,550	6,211,346
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	255,844	286,664
Series 3312 AB, 6.50%, 6/15/32	4,727,527	5,374,347
Series T-41 2A, 5.859%, 7/25/32	313,611	367,299
Series 2587 ZU, 5.50%, 3/15/33	7,526,775	8,348,592
Series 2610 UA, 4.00%, 5/15/33	2,745,051	2,892,210
Series T-48 1A, 5.552%, 7/25/33	3,319,467	3,775,108
Series 2708 ZD, 5.50%, 11/15/33	29,320,487	32,644,462
Series 3204 ZM, 5.00%, 8/15/34	9,597,316	10,918,857
Series 3330 GZ, 5.50%, 6/15/37	7,184,322	7,820,494
Series 4091 JF, 0.707%, 6/15/41	35,186,824	35,437,424
Series 4120 YF, 0.557%, 10/15/42	80,212,944	80,480,695
Series 309 F4, 0.737%, 8/15/43	88,751,782	88,675,440
Series 311 F1, 0.757%, 8/15/43	117,054,982	117,589,574
Series T-51 1A, 6.50%, 9/25/43	74,312	88,121
Series 4281 BC, 5.019%, 12/15/43	209,428,788	236,906,264
Series 4283 DW, 5.073%, 12/15/43	126,715,000	141,745,426
Series 4283 EW, 4.916%, 12/15/43	77,420,658	84,937,739
Series 4310 FA, 0.757%, 2/15/44	3,127,270	3,161,877
Series 4319 MA, 5.234%, 3/15/44	38,337,000	42,823,656

		1,437,590,857
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 30.0%
Fannie Mae, 10 Year
6.00%, 11/1/16	369,623	376,286
Fannie Mae, 15 Year
3.50%, 8/1/26 - 12/1/29	844,657,398	893,874,435
4.00%, 9/1/25 - 5/1/29	225,482,114	239,696,870
4.50%, 3/1/29	50,524,805	54,227,318
5.00%, 9/1/25	81,503,054	87,920,674
5.50%, 1/1/18 - 7/1/25	221,400,881	242,157,134
6.00%, 7/1/16 - 3/1/23	80,871,685	87,401,047
6.50%, 5/1/16 - 12/1/19	6,838,618	7,047,082
7.00%, 11/1/17	9,895	10,106
7.50%, 8/1/17	109,818	111,829
Fannie Mae, 20 Year
4.00%, 9/1/30 - 7/1/35	2,694,570,302	2,904,720,930
4.50%, 3/1/29 - 1/1/34	783,086,517	853,056,590
Fannie Mae, 30 Year
4.50%, 6/1/36 - 2/1/45	942,537,158	1,027,406,320
5.00%, 7/1/37	17,713,153	19,587,461
5.50%, 2/1/33 - 11/1/39	291,997,057	328,416,054
6.00%, 11/1/28 - 2/1/39	190,924,601	217,948,635
6.50%, 12/1/32 - 8/1/39	82,112,220	95,394,588
7.00%, 4/1/32 - 2/1/39	119,942,064	141,961,091
Fannie Mae, 40 Year
4.50%, 1/1/52	14,366,902	15,453,902
Fannie Mae, Hybrid ARM
1.795%, 8/1/34	2,409,462	2,520,833
1.887%, 6/1/43	6,782,937	6,987,908
1.895%, 1/1/35	3,570,442	3,748,390
1.931%, 10/1/34	2,837,723	2,985,441
1.97%, 9/1/43	14,912,759	15,397,926
2.003%, 4/1/35	4,474,293	4,714,734
2.053%, 11/1/35	2,771,487	2,909,157
2.124%, 1/1/37	4,404,656	4,655,944
2.163%, 8/1/35	2,713,684	2,865,588

	PAR VALUE	VALUE
2.166%, 4/1/44	$90,750,484	$94,393,294
2.169%, 7/1/35	1,689,980	1,790,924
2.206%, 7/1/35	2,100,405	2,222,480
2.212%, 1/1/36	5,098,779	5,435,766
2.216%, 8/1/35	9,132,582	9,646,235
2.226%, 12/1/35	2,142,216	2,283,877
2.237%, 9/1/34	3,651,067	3,842,848
2.286%, 12/1/42	28,833,492	29,266,078
2.292%, 5/1/43	5,713,859	5,817,857
2.302%, 7/1/35	2,528,819	2,683,344
2.305%, 2/1/44	5,266,465	5,459,908
2.312%, 10/1/43	68,437,576	70,486,732
2.332%, 10/1/38	10,201,882	10,842,205
2.348%, 7/1/34	3,502,637	3,707,963
2.359%, 1/1/36	6,119,811	6,504,610
2.364%, 11/1/36	3,004,578	3,201,477
2.372%, 9/1/42	17,087,305	17,665,735
2.393%, 10/1/33 - 8/1/34	4,035,630	4,285,965
2.394%, 10/1/38	5,613,819	5,915,722
2.398%, 12/1/36	3,906,892	4,134,484
2.413%, 10/1/35	3,787,868	4,009,996
2.427%, 2/1/43	23,836,195	24,695,777
2.432%, 5/1/38	228,695,312	243,014,781
2.434%, 6/1/35	1,366,554	1,445,830
2.472%, 5/1/44	25,421,686	26,397,721
2.482%, 10/1/35	2,664,713	2,822,171
2.491%, 10/1/44	12,318,385	12,677,374
2.498%, 11/1/42	16,197,559	16,790,518
2.50%, 7/1/35	2,215,833	2,356,072
2.507%, 1/1/35	1,385,935	1,480,843
2.517%, 9/1/35	3,439,914	3,646,162
2.52%, 1/1/36	23,591,985	25,057,138
2.56%, 8/1/35	5,201,701	5,538,663
2.569%, 4/1/45	11,149,960	11,464,114
2.594%, 4/1/42	21,389,344	22,270,495
2.613%, 2/1/37	11,095,792	11,846,661
2.617%, 10/1/38	2,554,098	2,722,709
2.625%, 9/1/38	1,106,400	1,177,831
2.664%, 2/1/43	9,886,858	10,442,349
2.676%, 10/1/44	24,593,236	25,440,557
2.68%, 8/1/45	23,093,628	23,761,711
2.703%, 4/1/44	29,839,005	31,121,507
2.704%, 11/1/43	25,646,956	26,545,563
2.716%, 2/1/45	38,968,260	40,327,890
2.723%, 12/1/44	12,305,563	12,736,801
2.727%, 12/1/44	8,199,431	8,489,356
2.735%, 10/1/44	17,944,952	18,585,361
2.741%, 9/1/44	18,215,970	18,880,525
2.743%, 11/1/44	9,427,222	9,768,175
2.75%, 12/1/44	8,057,080	8,347,766
2.758%, 9/1/44	20,238,071	20,988,094
2.761%, 8/1/45	23,278,330	24,029,427
2.763%, 10/1/44	17,970,548	18,621,694
2.772%, 2/1/44	10,946,270	11,367,759
2.777%, 11/1/44	16,627,174	17,244,687
2.794%, 12/1/44	60,760,218	63,049,618
2.795%, 8/1/44	19,134,189	19,853,098
2.80%, 10/1/44	62,585,102	64,971,851
2.813%, 12/1/44	28,475,221	29,561,592
2.816%, 10/1/44	35,299,321	36,667,330
2.83%, 8/1/44	51,617,118	53,641,302
2.849%, 10/1/44	47,065,629	48,929,030
2.866%, 11/1/44	33,818,758	35,175,609
2.87%, 7/1/44	31,013,559	32,280,550
2.871%, 11/1/44	31,531,535	32,767,548
2.888%, 9/1/44	64,913,092	67,606,660
2.892%, 7/1/44 - 10/1/44	40,518,223	42,185,499
2.902%, 10/1/44	19,105,403	19,892,513
2.91%, 8/1/44	11,758,831	12,231,360
2.911%, 2/1/44	17,199,741	17,912,997
2.922%, 11/1/44	31,999,257	33,300,201

Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
2.932%, 10/1/44	$41,036,582	$42,747,846
2.933%, 11/1/43	22,106,953	22,937,627
2.937%, 7/1/44	16,225,416	16,914,894
2.939%, 9/1/43	12,752,743	13,267,512
2.94%, 1/1/45	26,045,412	27,124,608
2.952%, 11/1/44	30,312,944	31,574,137
2.954%, 4/1/44	12,582,301	13,125,559
2.969%, 4/1/44 - 7/1/44	23,136,219	24,148,300
2.972%, 10/1/44	24,380,984	25,429,870
3.00%, 9/1/44	36,907,637	38,553,339
3.022%, 8/1/44	16,896,738	17,652,837
3.042%, 5/1/44	48,608,748	50,764,947
3.205%, 4/1/44	36,386,323	37,937,075
3.455%, 7/1/41	75,276,032	79,924,318
4.11%, 12/1/39	4,384,064	4,670,867
4.831%, 4/1/38	746,640	802,603
5.009%, 5/1/38	3,098,953	3,332,912
5.145%, 8/1/37	719,645	753,626
5.278%, 6/1/39	1,395,072	1,492,978
5.593%, 11/1/37	1,502,520	1,596,755
5.596%, 4/1/37	747,475	792,108
5.621%, 7/1/36	69,939	69,908
5.798%, 8/1/37	3,465,614	3,718,377
5.862%, 12/1/36	1,572,106	1,681,346
Fannie Mae, Multifamily DUS
Trust 2014-M13 ASQ2, 1.637%, 11/25/17	58,171,806	58,913,147
Pool AL6445, 2.405%, 1/1/22	24,896,292	25,700,849
Pool AL6455, 2.553%, 11/1/21	29,370,204	30,631,382
Pool AL6028, 2.927%, 7/1/21	5,143,516	5,357,549
Pool 745629, 5.388%, 1/1/18	113,042	117,810
Pool 888559, 5.494%, 6/1/17	13,421,796	14,175,827
Pool 888015, 5.495%, 11/1/16	21,620,670	21,899,835
Pool 735745, 5.599%, 1/1/17	546	546
Pool 745936, 6.079%, 8/1/16	650,687	667,669
Freddie Mac, Hybrid ARM
1.79%, 1/1/36	3,619,223	3,815,828
2.007%, 8/1/36	4,095,328	4,307,751
2.108%, 2/1/38	12,218,300	12,875,469
2.153%, 1/1/35	1,931,147	2,043,832
2.163%, 1/1/36	4,057,567	4,336,017
2.189%, 3/1/37	5,174,616	5,488,900
2.216%, 4/1/37	1,800,197	1,907,808
2.246%, 10/1/35	4,563,962	4,811,078
2.298%, 1/1/37	4,109,452	4,371,671
2.328%, 6/1/38	6,519,727	6,893,350
2.337%, 5/1/37	4,558,231	4,843,138
2.348%, 10/1/38	1,289,949	1,367,317
2.362%, 4/1/37	3,005,959	3,167,845
2.37%, 7/1/37	10,762,621	11,473,486
2.373%, 1/1/36	10,155,969	10,826,734
2.375%, 11/1/34 - 4/1/35	3,267,343	3,487,008
2.383%, 8/1/35	2,243,298	2,375,048
2.384%, 2/1/34	7,355,735	7,839,387
2.392%, 4/1/38	10,447,038	11,130,414
2.408%, 10/1/38	3,813,862	4,059,777
2.422%, 3/1/35	1,849,984	1,963,683
2.434%, 9/1/33	8,850,828	9,428,195
2.456%, 7/1/43	10,970,943	11,583,299
2.467%, 4/1/38	12,649,844	13,510,300
2.489%, 2/1/35	1,345,989	1,442,719
2.523%, 4/1/36	5,899,504	6,276,459
2.546%, 8/1/34	1,446,653	1,539,483
2.548%, 9/1/35	3,466,676	3,686,596
2.62%, 8/1/35	3,692,788	3,937,978
2.642%, 8/1/45	19,332,974	19,824,592
2.736%, 1/1/45	25,304,464	26,157,197
2.741%, 6/1/45	9,708,247	9,983,196
2.754%, 11/1/44	32,683,631	33,829,794
2.757%, 9/1/44	19,761,576	20,464,599

	PAR VALUE	VALUE
2.775%, 10/1/43	$4,723,684	$4,898,954
2.801%, 12/1/44	8,626,135	8,933,805
2.826%, 9/1/44	22,026,762	22,851,191
2.833%, 10/1/44	26,885,224	27,897,346
2.837%, 10/1/44	37,848,085	39,182,399
2.839%, 11/1/44	25,219,171	26,167,082
2.84%, 11/1/44	13,290,750	13,793,835
2.842%, 1/1/45	21,871,945	22,681,821
2.871%, 8/1/45	17,944,297	18,544,042
2.872%, 12/1/44	23,005,691	23,894,800
2.886%, 6/1/44	14,011,448	14,574,332
2.90%, 11/1/44	22,577,988	23,459,508
2.904%, 12/1/44	40,935,625	42,546,905
2.906%, 2/1/44	19,055,897	19,834,874
2.915%, 8/1/44	16,524,314	17,195,259
2.921%, 11/1/44	13,119,955	13,638,005
2.922%, 12/1/44	34,530,378	35,893,324
2.929%, 2/1/45	33,241,754	34,504,920
2.934%, 11/1/44	19,294,797	20,073,980
2.939%, 1/1/44	10,677,348	11,085,288
2.944%, 1/1/45	32,667,486	33,954,962
2.955%, 11/1/44	54,420,134	56,636,144
2.957%, 11/1/44 - 12/1/44	35,790,393	37,263,167
2.964%, 11/1/44 - 1/1/45	52,506,083	54,656,562
2.965%, 9/1/44	15,785,565	16,449,891
2.994%, 11/1/44	26,295,626	27,389,317
3.017%, 7/1/44	11,911,166	12,431,742
3.019%, 10/1/44	25,128,208	26,210,448
3.024%, 10/1/44	27,463,427	28,625,949
3.027%, 5/1/44 - 7/1/44	220,600,328	230,194,194
3.051%, 8/1/44	19,151,627	19,984,652
3.073%, 4/1/44	15,604,944	16,297,799
3.098%, 6/1/44	43,017,287	44,933,460
3.113%, 8/1/44	21,010,405	21,949,505
3.134%, 1/1/44	9,902,578	10,341,991
3.138%, 4/1/44	7,233,052	7,555,544
3.595%, 6/1/41	11,760,441	12,565,222
3.686%, 9/1/41	14,508,763	15,437,707
4.796%, 6/1/38	1,454,898	1,560,600
5.19%, 5/1/38	4,180,761	4,489,643
5.467%, 11/1/39	5,397,211	5,744,417
5.784%, 1/1/38	1,694,987	1,807,318
6.178%, 12/1/36	2,294,163	2,444,938
6.182%, 10/1/37	646,367	687,875
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	132,803	134,597
Freddie Mac Gold, 15 Year
4.00%, 6/1/26 - 6/1/27	401,943,254	430,486,085
4.50%, 3/1/25 - 6/1/26	26,690,000	28,508,209
5.50%, 10/1/20 - 12/1/24	13,835,538	14,859,485
6.00%, 8/1/16 - 11/1/23	26,898,782	29,172,810
6.50%, 5/1/16 - 9/1/18	1,956,938	2,008,804
Freddie Mac Gold, 20 Year
4.00%, 9/1/31 - 6/1/35	363,370,303	391,610,348
4.50%, 5/1/30 - 1/1/34	190,424,674	207,727,038
6.00%, 7/1/25 - 12/1/27	36,725,849	41,308,487
6.50%, 7/1/21 - 10/1/26	4,659,190	5,379,716
Freddie Mac Gold, 30 Year
4.50%, 3/1/39 - 8/1/44	767,327,521	833,886,293
5.50%, 3/1/34 - 12/1/38	103,102,687	114,660,373
6.00%, 2/1/33 - 2/1/39	41,844,753	47,480,139
6.50%, 12/1/32 - 10/1/38	24,217,467	27,787,496
7.00%, 4/1/31 - 11/1/38	6,918,576	8,098,561
7.90%, 2/17/21	404,809	437,432
Ginnie Mae, 30 Year
7.00%, 5/15/28	462,563	541,789
7.50%, 9/15/17 - 5/15/25	1,606,406	1,858,001
7.80%, 6/15/20 - 1/15/21	358,467	385,064
7.85%, 1/15/21 - 10/15/21	6,954	7,014

3 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
8.00%, 9/15/20	$7,244	$7,944

		13,120,421,926
PRIVATE LABEL CMO & REMIC: 0.0%(f)
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34 30 Year(b)	5,217,396	5,514,479

		14,563,527,262
ASSET-BACKED: 7.3%
AUTO LOAN: 0.9%
Ford Credit Auto Owner Trust
Series 2012-B A4, 1.00%, 9/15/17	6,931,578	6,938,142
Series 2014-C A3, 1.06%, 5/15/19	9,025,000	9,034,287
Series 2015-B A3, 1.16%, 11/15/19	57,115,000	57,077,875
Series 2015-1 A, 2.12%, 7/15/26(b)	200,480,000	201,479,794
Toyota Auto Receivables Owner Trust
Series 2014-B A3, 0.76%, 3/15/18	13,555,000	13,539,466
Series 2014-C A3, 0.93%, 7/16/18	100,000,000	100,036,000
Series 2015-A A3, 1.12%, 2/15/19	8,325,000	8,323,918
Series 2014-C A4, 1.44%, 4/15/20	20,975,000	21,087,048

		417,516,530
CREDIT CARD: 4.3%
American Express Master Trust
Series 2014-2 A, 1.26%, 1/15/20	10,900,000	10,940,821
Series 2014-3 A, 1.49%, 4/15/20	381,035,481	383,980,504
Series 2014-4 A, 1.43%, 6/15/20	179,201,000	180,169,223
Chase Issuance Trust
Series 2012-A8 A8, 0.54%, 10/16/17	358,637,000	358,636,641
Series 2006-A2 A2, 5.16%, 4/16/18	17,465,000	17,753,766
Series 2013-A8 A8, 1.01%, 10/15/18	11,740,000	11,767,660
Series 2014-A1 A1, 1.15%, 1/15/19	152,146,000	152,597,417
Series 2014-A6 A6, 1.26%, 7/15/19	24,285,000	24,374,587
Series 2014-A7 A7, 1.38%, 11/15/19	250,740,000	252,253,968
Series 2015-A2 A2, 1.59%, 2/18/20	366,140,000	369,401,575
Series 2015-A5 A5, 1.36%, 4/15/20	116,696,000	117,053,557

		1,878,929,719
OTHER: 1.4%
Rio Oil Finance Trust(c) (Brazil)
6.25%, 7/6/24(b)	560,637,000	358,807,680
6.75%, 1/6/27(b)	379,375,000	235,212,500

		594,020,180
STUDENT LOAN: 0.7%
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	35,880,000	36,202,741
SLM Student Loan Trust
Series 2007-3 A2, 0.305%, 10/25/17	236,235	235,978
SLM Student Loan Trust (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	58,445,000	58,137,988
Series 2012-B A2, 3.48%, 10/15/30(b)	70,720,000	72,511,762
Series 2013-C A2A, 2.94%, 10/15/31(b)	41,885,000	43,276,629
Series 2012-E A2A, 2.09%, 6/15/45(b)	14,555,000	14,680,988
Series 2012-C A2, 3.31%, 10/15/46(b)	94,748,000	97,371,951

		322,418,037

		3,212,884,466
CORPORATE: 46.6%
FINANCIALS: 15.9%
Anthem, Inc.
5.875%, 6/15/17	16,016,000	17,157,492
7.00%, 2/15/19	83,470,000	95,437,261
2.25%, 8/15/19	7,400,000	7,367,218
4.35%, 8/15/20	5,000,000	5,362,555
3.70%, 8/15/21	48,839,000	50,347,734
Bank of America Corp.
7.625%, 6/1/19	198,582,000	233,729,028
5.625%, 7/1/20	73,416,000	82,809,724
4.20%, 8/26/24	163,140,000	162,842,270
4.25%, 10/22/26	127,024,000	125,635,755
6.625%, 5/23/36(a)	241,528,000	280,360,630

	PAR VALUE	VALUE
Barclays PLC(c) (United Kingdom)
4.375%, 9/11/24	$275,404,000	$266,875,289
BNP Paribas SA(c) (France)
4.25%, 10/15/24	379,446,000	377,154,905
4.375%, 9/28/25(b)	65,275,000	63,666,689
Boston Properties, Inc.
3.70%, 11/15/18	46,967,000	49,218,551
5.875%, 10/15/19	48,079,000	54,510,576
5.625%, 11/15/20	79,385,000	89,842,069
4.125%, 5/15/21	52,852,000	56,295,572
3.85%, 2/1/23	99,296,000	101,737,987
3.125%, 9/1/23	44,040,000	42,846,340
3.80%, 2/1/24	88,654,000	90,234,789
Capital One Financial Corp.
4.75%, 7/15/21	182,195,000	198,752,882
3.50%, 6/15/23	193,115,000	191,582,826
3.75%, 4/24/24	36,940,000	36,809,011
3.20%, 2/5/25	67,240,000	64,092,227
Cigna Corp.
4.00%, 2/15/22	62,964,000	65,243,297
7.65%, 3/1/23	6,317,000	7,922,074
7.875%, 5/15/27	33,255,000	44,773,967
8.30%, 1/15/33	8,195,000	10,801,551
6.15%, 11/15/36	88,097,000	100,802,261
5.875%, 3/15/41	14,504,000	16,836,243
5.375%, 2/15/42	54,405,000	59,021,373
Citigroup, Inc.
2.021%, 5/15/18	140,345,000	143,321,858
3.50%, 5/15/23	105,730,000	102,963,575
7.875%, 10/30/40(a)	381,543,025	392,226,230
Equity Residential
4.75%, 7/15/20	5,200,000	5,702,590
4.625%, 12/15/21	102,744,000	111,992,090
3.00%, 4/15/23	47,300,000	46,438,667
3.375%, 6/1/25	77,890,000	76,849,935
General Electric Co.
5.50%, 1/8/20	171,791,000	196,607,412
4.375%, 9/16/20	72,991,000	80,533,525
4.625%, 1/7/21	75,536,000	84,303,388
4.65%, 10/17/21	79,525,000	89,148,797
Health Net, Inc.
6.375%, 6/1/17	120,854,000	125,870,650
HSBC Holdings PLC(c) (United Kingdom)
5.10%, 4/5/21	85,935,000	95,360,695
9.30%, 6/1/21	100,000	129,682
6.50%, 5/2/36	179,105,000	211,893,394
6.50%, 9/15/37	195,591,000	230,335,785
6.80%, 6/1/38	32,000,000	39,168,096
JPMorgan Chase & Co.
3.375%, 5/1/23	92,238,000	90,141,430
4.125%, 12/15/26	106,000,000	105,630,272
8.75%, 9/1/30(a)	48,438,000	69,298,018
Lloyds Banking Group PLC(c) (United Kingdom)
4.50%, 11/4/24	218,317,000	220,357,172
Navient Corp.
6.00%, 1/25/17	166,603,000	167,436,015
4.625%, 9/25/17	111,437,000	108,929,668
8.45%, 6/15/18	192,028,000	197,427,827
Royal Bank of Scotland Group PLC(c) (United Kingdom)
6.125%, 12/15/22	292,243,000	315,354,745
6.00%, 12/19/23	264,320,000	281,509,258
Unum Group
6.85%, 11/15/15(b)	10,588,000	10,649,527
7.19%, 2/1/28	11,295,000	13,834,093
7.25%, 3/15/28	25,060,000	31,277,286
6.75%, 12/15/28	8,107,000	10,083,268

Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Wells Fargo & Co.
4.30%, 7/22/27	$247,864,000	$252,731,553

		6,957,576,647
INDUSTRIALS: 29.3%
Allergan PLC(c) (Ireland)
3.00%, 3/12/20	181,325,000	181,528,447
3.80%, 3/15/25	204,424,000	197,765,093
AT&T, Inc.
3.40%, 5/15/25	124,574,000	118,956,211
8.25%, 11/15/31	190,653,000	254,104,225
6.55%, 2/15/39	59,430,000	67,222,046
5.35%, 9/1/40	59,744,000	59,046,967
4.75%, 5/15/46	77,670,000	71,209,875
Becton, Dickinson and Co.
3.734%, 12/15/24	46,675,000	47,535,034
Boston Scientific Corp.
6.00%, 1/15/20	15,690,000	17,597,339
Burlington Northern Santa Fe LLC(e)
4.70%, 10/1/19	75,445,000	82,901,908
7.57%, 1/2/21	10,496,389	11,654,593
8.251%, 1/15/21	4,300,228	4,940,944
4.10%, 6/1/21	5,820,000	6,229,268
3.05%, 9/1/22	39,535,000	39,430,430
5.943%, 1/15/23	57,522	62,092
3.85%, 9/1/23	89,340,000	92,771,013
5.72%, 1/15/24	15,809,857	17,770,501
3.75%, 4/1/24	29,682,000	30,599,975
5.342%, 4/1/24	5,231,910	5,790,155
5.629%, 4/1/24	21,177,259	23,639,687
5.996%, 4/1/24	40,418,999	46,304,005
3.442%, 6/16/28(b)	90,750,000	88,079,227
Cemex SAB de CV(c) (Mexico)
6.50%, 12/10/19(b)	138,875,000	137,139,062
7.25%, 1/15/21(b)	150,607,000	150,230,482
6.00%, 4/1/24(b)	113,175,000	102,989,250
5.70%, 1/11/25(b)	148,286,000	132,715,970
6.125%, 5/5/25(b)	78,400,000	71,344,000
Charter Communications, Inc.
4.908%, 7/23/25(b)	109,655,000	109,173,395
6.484%, 10/23/45(b)	92,015,000	92,763,726
Comcast Corp.
6.50%, 1/15/17	18,373,000	19,628,758
6.30%, 11/15/17	16,175,000	17,823,443
5.875%, 2/15/18	68,310,000	75,134,579
5.70%, 5/15/18	2,645,000	2,926,928
Cox Enterprises, Inc.
5.50%, 10/1/15	265,000	265,000
5.875%, 12/1/16(b)	76,215,000	79,981,088
9.375%, 1/15/19(b)	145,119,000	172,776,214
3.25%, 12/15/22(b)	147,403,000	138,464,187
2.95%, 6/30/23(b)	241,788,000	220,861,007
3.85%, 2/1/25(b)	197,601,000	187,256,192
CRH PLC(c) (Ireland)
3.875%, 5/18/25(b)	185,239,000	185,603,365
CSX Corp.
9.75%, 6/15/20	10,067,000	13,080,979
6.251%, 1/15/23	15,173,398	17,745,789
3.40%, 8/1/24	38,025,000	38,508,412
Dillard’s, Inc.
7.13%, 8/1/18	23,565,000	26,304,832
7.875%, 1/1/23	275,000	327,261
7.75%, 7/15/26	21,016,000	24,611,817
7.75%, 5/15/27	12,848,000	15,073,672
7.00%, 12/1/28	28,225,000	32,008,194
Dow Chemical Co.
8.55%, 5/15/19	156,085,000	188,695,839
4.25%, 11/15/20	7,726,000	8,283,176
3.00%, 11/15/22	24,240,000	23,439,353
7.375%, 11/1/29	69,100,000	88,006,313

	PAR VALUE	VALUE
9.40%, 5/15/39	$135,313,000	$198,624,194
5.25%, 11/15/41	12,378,000	11,834,668
Eaton Corp. PLC(c) (Ireland)
1.50%, 11/2/17	22,630,000	22,604,790
2.75%, 11/2/22	61,835,000	60,199,650
FedEx Corp.
8.00%, 1/15/19	18,050,000	21,549,083
6.72%, 7/15/23	15,813,458	17,948,275
7.65%, 7/15/24	1,990,174	2,338,455
Ford Motor Credit Co. LLC(e)
8.125%, 1/15/20	16,910,000	20,266,939
5.75%, 2/1/21	215,710,000	242,334,654
5.875%, 8/2/21	153,240,000	173,035,543
3.219%, 1/9/22	39,700,000	38,944,668
4.25%, 9/20/22	44,075,000	45,516,693
4.375%, 8/6/23	27,875,000	28,880,786
HCA Holdings, Inc.
6.50%, 2/15/16	235,325,000	237,972,406
Hewlett-Packard Co.
3.30%, 12/9/16	90,750,000	92,602,480
3.60%, 10/15/20(b)	354,040,000	353,940,869
Imperial Tobacco Group PLC(c) (United Kingdom)
3.75%, 7/21/22(b)	124,595,000	125,789,617
4.25%, 7/21/25(b)	385,702,000	390,667,528
Kinder Morgan, Inc.
3.45%, 2/15/23	23,425,000	20,789,477
3.50%, 9/1/23	43,211,000	38,243,420
5.625%, 11/15/23(b)	49,500,000	48,549,996
4.15%, 2/1/24	47,997,000	43,545,086
4.25%, 9/1/24	13,705,000	12,459,805
4.30%, 6/1/25	196,680,000	176,759,070
6.95%, 1/15/38	65,514,000	64,946,387
6.50%, 9/1/39	54,321,000	51,599,572
5.00%, 8/15/42	54,354,000	42,972,490
5.00%, 3/1/43	70,001,000	54,734,482
5.50%, 3/1/44	83,557,000	69,224,635
5.40%, 9/1/44	55,114,000	44,365,447
5.55%, 6/1/45	40,000,000	33,241,680
LafargeHolcim, Ltd.(c) (Switzerland)
6.50%, 7/15/16	126,496,000	130,605,096
Macy’s, Inc.
5.90%, 12/1/16	16,796,000	17,670,752
6.65%, 7/15/24	52,526,000	62,306,761
7.00%, 2/15/28	27,985,000	34,462,156
6.70%, 9/15/28	34,115,000	39,960,912
6.90%, 4/1/29	63,628,000	77,444,057
6.90%, 1/15/32	57,770,000	70,620,705
6.70%, 7/15/34	130,660,000	150,742,442
4.50%, 12/15/34	152,324,000	139,582,859
6.375%, 3/15/37	69,323,000	76,801,288
Naspers, Ltd.(c) (South Africa)
6.00%, 7/18/20(b)	220,010,000	235,225,892
5.50%, 7/21/25(b)	257,875,000	252,830,965
Nordstrom, Inc.
6.95%, 3/15/28	20,107,000	25,151,464
Norfolk Southern Corp.
7.70%, 5/15/17	28,585,000	31,423,519
9.75%, 6/15/20	13,813,000	17,918,389
RELX PLC(c) (United Kingdom)
8.625%, 1/15/19	28,613,000	34,079,485
3.125%, 10/15/22	144,337,000	141,687,983
Sprint Corp.
6.00%, 12/1/16	303,716,000	299,350,082
Teck Resources, Ltd.(c) (Canada)
4.75%, 1/15/22	13,000,000	8,352,500
3.75%, 2/1/23	26,161,000	15,958,210
6.00%, 8/15/40	17,000,000	9,350,000
6.25%, 7/15/41	36,795,000	20,973,150
5.40%, 2/1/43	51,150,000	28,132,500

5 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Telecom Italia SPA(c) (Italy)
6.999%, 6/4/18	$165,232,000	$178,450,560
7.175%, 6/18/19	200,711,000	222,767,132
5.303%, 5/30/24(b)	154,656,000	151,176,240
7.20%, 7/18/36	53,458,000	56,398,190
7.721%, 6/4/38	118,140,000	128,181,900
The Kraft Heinz Co.
3.95%, 7/15/25(b)	36,303,000	37,160,114
Time Warner Cable, Inc.
8.75%, 2/14/19	130,460,000	153,214,703
8.25%, 4/1/19	237,543,000	277,101,511
5.00%, 2/1/20	20,700,000	22,211,307
4.125%, 2/15/21	30,545,000	31,397,114
4.00%, 9/1/21	40,609,000	41,424,591
6.55%, 5/1/37	46,188,000	45,402,758
6.75%, 6/15/39	112,072,000	112,147,985
Time Warner, Inc.
7.625%, 4/15/31	281,417,000	359,490,518
7.70%, 5/1/32	231,134,000	300,258,090
TransCanada Corp.(c) (Canada) 5.625%, 5/20/75(a)	237,639,000	227,539,342
Twenty-First Century Fox, Inc.
6.20%, 12/15/34	14,795,000	16,915,553
6.40%, 12/15/35	49,525,000	57,517,047
6.15%, 3/1/37	31,905,000	36,095,435
6.65%, 11/15/37	79,075,000	94,406,773
6.15%, 2/15/41	40,108,000	45,886,640
Union Pacific Corp.
6.70%, 2/23/19	2,427,820	2,630,398
7.60%, 1/2/20	1,125,478	1,287,509
4.163%, 7/15/22	40,342,000	43,389,757
2.95%, 1/15/23	2,925,000	2,928,241
6.061%, 1/17/23	6,682,098	7,452,992
4.698%, 1/2/24	3,639,828	3,885,516
3.646%, 2/15/24	54,661,000	57,115,826
3.75%, 3/15/24	9,550,000	10,083,807
5.082%, 1/2/29	8,187,160	9,060,542
5.866%, 7/2/30	43,098,738	50,072,661
6.176%, 1/2/31	31,842,455	36,876,015
Verizon Communications, Inc.
4.15%, 3/15/24	66,000,000	68,294,094
3.50%, 11/1/24	169,000,000	166,606,284
4.272%, 1/15/36	163,817,000	148,301,564
6.55%, 9/15/43	403,637,000	477,822,251
Vulcan Materials Co.
7.50%, 6/15/21	143,984,000	164,861,680
Xerox Corp.
6.40%, 3/15/16	72,137,000	73,969,857
7.20%, 4/1/16	25,586,000	26,335,516
6.75%, 2/1/17	62,799,000	66,849,033
2.95%, 3/15/17	1,125,000	1,144,222
6.35%, 5/15/18	106,052,000	116,703,439
5.625%, 12/15/19	87,407,000	96,767,853
4.50%, 5/15/21	63,744,000	66,242,637

		12,839,240,527
UTILITIES: 1.4%
Dominion Resources, Inc. 5.75%, 10/1/54(a)	232,036,000	238,126,945
Enel SPA(c) (Italy)
6.80%, 9/15/37(b)	153,664,000	192,205,083
6.00%, 10/7/39(b)	137,712,000	156,330,249

		586,662,277

		20,383,479,451

TOTAL DEBT SECURITIES (Cost $42,913,184,386)		43,236,524,695

	PAR VALUE	VALUE
SHORT-TERM INVESTMENTS: 0.2%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$43,807,260	$43,807,260
REPURCHASE AGREEMENT: 0.1%
Fixed Income Clearing Corporation(d) 0.01%, dated 9/30/15, due 10/1/15, maturity value $64,235,018	64,235,000	64,235,000

TOTAL SHORT-TERM INVESTMENTS (Cost $108,042,260)		108,042,260

TOTAL INVESTMENTS (Cost $43,021,226,646)	99.0%	43,344,566,955
OTHER ASSETS LESS LIABILITIES	1.0%	422,547,468

NET ASSETS	100.0%	$43,767,114,423

(a)	Hybrid security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, all such securities in total represented $5,493,625,387 or 12.5% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by U.S. Treasury Note 1.00%, 5/31/18 . Total collateral value is $65,520,614.
(e)	Subsidiary (see below)
(f)	Rounds to 0.0%

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	16,472	Dec 2015	$(2,120,512,625)	$(22,614,774)
Long-Term U.S. Treasury Bond – Short Position	10,083	Dec 2015	(1,617,376,219)	(20,579,101)

				$(43,193,875)

Dodge & Cox Income Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2015:

Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
U.S. Treasury	$—		$1,876,474,613	$—
Government-Related	—		3,200,158,903	—
Mortgage-Related	—		14,563,527,262	—
Asset-Backed	—		3,212,884,466	—
Corporate	—		20,383,479,451	—
Short-term Investments
Money Market Fund	43,807,260		—	—
Repurchase Agreement	—		64,235,000	—

Total Securities	$43,807,260		$43,300,759,695	$—

Other Financial Instruments
Treasury Futures Contracts	$(43,193,875	)(b)	$—	$—

(a)

U.S. Treasury securities were transferred from Level 1 to Level 2 during the period. There were no Level 3 securities at September 30, 2015 and December 31, 2014, and there were no transfers to Level 3 during the period.

(b)	Represents unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2015, the cost of investments for federal income tax purposes was $43,021,271,973. Net unrealized appreciation aggregated $323,294,982 of which $1,234,356,020 represented appreciated securities and $911,061,038 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 7

GLOBAL BOND FUND
Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES: 97.3%

	PAR VALUE		VALUE
GOVERNMENT: 15.8%
Brazil Government (Brazil)
Series F, 10.00%, 1/1/21	BRL	3,355,000	$688,778
Series F, 10.00%, 1/1/25	BRL	6,200,000	1,159,158
Chile Government GDN (Chile) 6.00%, 1/1/18(c)	CLP	905,000,000	1,355,858
Colombia Government (Colombia) 9.85%, 6/28/27	COP	3,900,000,000	1,436,069
Mexico Government (Mexico)
4.75%, 6/14/18	MXN	23,200,000	1,377,451
2.00%, 6/9/22(a)	MXN	70,220,994	3,992,036
South Korea Government (South Korea) 3.00%, 12/10/16	KRW	880,200,000	755,291

			10,764,641
GOVERNMENT-RELATED: 9.6%
Autonomous Community of Madrid (Spain) 4.30%, 9/15/26	EUR	910,000	1,186,456
Chicago Transit Authority RB (United States)
6.20%, 12/1/40	USD	50,000	52,124
6.899%, 12/1/40	USD	1,250,000	1,400,346
Corp. Nacional del Cobre de Chile (Chile) 4.50%, 9/16/25(c)	USD	375,000	360,178
Peru Government International (Peru) 4.125%, 8/25/27	USD	700,000	689,500
Petroleo Brasileiro SA (Brazil) 7.25%, 3/17/44	USD	550,000	364,760
Petroleos Mexicanos (Mexico)
2.75%, 4/21/27	EUR	425,000	376,326
5.50%, 6/27/44(c)	USD	175,000	140,437
6.375%, 1/23/45	USD	485,000	435,724
State of California GO (United States) 6.20%, 10/1/19	USD	325,000	380,897
State of Illinois GO (United States)
4.961%, 3/1/16	USD	400,000	406,240
5.665%, 3/1/18	USD	700,000	744,373

			6,537,361
SECURITIZED: 12.8%
Chase Issuance Trust (United States)
Series 2013-A8 A8, 1.01%, 10/15/18	USD	200,000	200,471
Series 2007-A3 A3, 5.23%, 4/15/19	USD	419,000	443,660
Series 2014-A6 A6, 1.26%, 7/15/19	USD	475,000	476,752
Fannie Mae, 15 Year (United States) 5.00%, 7/1/25	USD	40,638	43,528
Fannie Mae, 20 Year (United States)
4.50%, 6/1/31	USD	282,126	308,303
4.00%, 10/1/34	USD	377,219	406,556
Fannie Mae, Hybrid ARM (United States)
2.91%, 8/1/44	USD	244,690	254,523
2.758%, 9/1/44	USD	448,893	465,529
Ford Credit Auto Owner Trust (United States)
Series 2012-B A4, 1.00%, 9/15/17	USD	346,579	346,907
Series 2014-C A3, 1.06%, 5/15/19	USD	880,000	880,906
Freddie Mac (United States) Series 4283 EW, 4.916%, 12/15/43	USD	241,632	265,093
Freddie Mac, Hybrid ARM (United States)
3.019%, 10/1/44	USD	515,001	537,181
2.754%, 11/1/44	USD	1,343,909	1,391,038
2.736%, 1/1/45	USD	1,401,142	1,448,359
Freddie Mac Gold, 30 Year (United States) 6.00%, 2/1/35	USD	128,929	147,221
Rio Oil Finance Trust (Brazil)
6.25%, 7/6/24(c)	USD	1,200,000	768,000
6.75%, 1/6/27(c)	USD	475,000	294,500

			8,678,527

	PAR VALUE		VALUE
CORPORATE: 59.1%
FINANCIALS: 16.3%
Anthem, Inc. (United States)
7.00%, 2/15/19	USD	335,000	$383,030
4.35%, 8/15/20	USD	275,000	294,941
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	300,000	296,721
6.625%, 5/23/36(b)	USD	325,000	377,253
Barclays PLC (United Kingdom) 4.375%, 9/11/24	USD	600,000	581,419
BNP Paribas SA (France)
5.75%, 1/24/22	GBP	425,000	717,161
4.375%, 9/28/25(c)	USD	200,000	195,072
Boston Properties, Inc. (United States)
5.625%, 11/15/20	USD	275,000	311,225
4.125%, 5/15/21	USD	325,000	346,175
Capital One Financial Corp. (United States) 3.75%, 4/24/24	USD	750,000	747,340
Citigroup, Inc. (United States) 7.875%, 10/30/40(b)	USD	1,030,000	1,058,840
Equity Residential (United States) 4.75%, 7/15/20	USD	575,000	630,575
Health Net, Inc. (United States) 6.375%, 6/1/17	USD	550,000	572,831
HSBC Holdings PLC (United Kingdom)
6.50%, 5/2/36	USD	400,000	473,227
6.50%, 9/15/37	USD	525,000	618,261
JPMorgan Chase & Co. (United States) 3.375%, 5/1/23	USD	700,000	684,089
Lloyds Banking Group PLC (United Kingdom) 4.50%, 11/4/24	USD	950,000	958,878
Navient Corp. (United States)
6.00%, 1/25/17	USD	670,000	673,350
4.625%, 9/25/17	USD	243,000	237,533
8.45%, 6/15/18	USD	125,000	128,515
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	USD	325,000	350,702
6.00%, 12/19/23	USD	400,000	426,013

			11,063,151
INDUSTRIALS: 39.3%
Allergan PLC (Ireland)
3.00%, 3/12/20	USD	275,000	275,309
3.80%, 3/15/25	USD	225,000	217,671
AT&T, Inc. (United States)
6.55%, 2/15/39	USD	500,000	565,557
4.75%, 5/15/46	USD	125,000	114,603
Canadian Pacific Railway, Ltd. (Canada) 6.25%, 6/1/18	CAD	800,000	669,147
Cemex SAB de CV (Mexico) 7.25%, 1/15/21(c)	USD	1,750,000	1,745,625
Concho Resources, Inc. (United States) 6.50%, 1/15/22	USD	1,100,000	1,079,375
Cox Enterprises, Inc. (United States)
3.25%, 12/15/22(c)	USD	715,000	671,641
2.95%, 6/30/23(c)	USD	400,000	365,380
CRH PLC (Ireland) 3.875%, 5/18/25(c)	USD	225,000	225,443
Ford Motor Credit Co. LLC(d) (United States)
8.125%, 1/15/20	USD	525,000	629,222
5.875%, 8/2/21	USD	625,000	705,737
Grupo Televisa SAB (Mexico) 8.50%, 3/11/32	USD	500,000	627,719
HCA Holdings, Inc. (United States) 6.50%, 2/15/16	USD	700,000	707,875
Hewlett-Packard Co. (United States)
2.60%, 9/15/17	USD	525,000	532,789
3.60%, 10/15/20(c)	USD	550,000	549,846

1 / Dodge & Cox Global Bond Fund

Portfolio of Investments (unaudited)	September 30, 2015

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
Imperial Tobacco Group PLC (United Kingdom)
9.00%, 2/17/22	GBP	305,000	$611,338
4.25%, 7/21/25(c)	USD	750,000	759,655
Kinder Morgan, Inc. (United States)
4.30%, 6/1/25	USD	100,000	89,871
6.95%, 1/15/38	USD	1,325,000	1,313,520
Macy’s, Inc. (United States)
6.70%, 9/15/28	USD	50,000	58,568
6.90%, 4/1/29	USD	75,000	91,285
6.70%, 7/15/34	USD	425,000	490,323
Millicom International Cellular SA (Luxembourg) 6.625%, 10/15/21(c)	USD	1,650,000	1,623,187
Molex Electronic Technologies LLC(d) (United States) 2.878%, 4/15/20(c)	USD	775,000	766,575
MTN Group, Ltd. (South Africa) 4.755%, 11/11/24(c)	USD	725,000	721,824
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	USD	700,000	748,412
5.50%, 7/21/25(c)	USD	750,000	735,330
RELX PLC (United Kingdom)
8.625%, 1/15/19	USD	58,000	69,081
3.125%, 10/15/22	USD	444,000	435,851
Sprint Corp. (United States) 6.00%, 12/1/16	USD	675,000	665,297
Teck Resources, Ltd. (Canada) 6.00%, 8/15/40	USD	400,000	220,000
Telecom Italia SPA (Italy)
6.375%, 6/24/19	GBP	450,000	737,262
7.721%, 6/4/38	USD	575,000	623,875
Time Warner Cable, Inc. (United States)
8.75%, 2/14/19	USD	475,000	557,849
6.75%, 6/15/39	USD	750,000	750,508
Time Warner, Inc. (United States)
7.625%, 4/15/31	USD	400,000	510,972
7.70%, 5/1/32	USD	375,000	487,149
TransCanada Corp. (Canada) 5.625%, 5/20/75(b)	USD	1,125,000	1,077,187
Twenty-First Century Fox, Inc. (United States)
6.15%, 3/1/37	USD	275,000	311,119
6.65%, 11/15/37	USD	625,000	746,181
Tyco International PLC (Ireland) 3.90%, 2/14/26	USD	375,000	379,883
Verizon Communications, Inc. (United States)
4.272%, 1/15/36	USD	375,000	339,483
6.55%, 9/15/43	USD	525,000	621,491
Vulcan Materials Co. (United States)
7.50%, 6/15/21	USD	438,000	501,510

			26,727,525
UTILITIES: 3.5%
Dominion Resources, Inc. (United States) 5.75%, 10/1/54(b)	USD	1,075,000	1,103,219
Enel SPA (Italy)
6.80%, 9/15/37(c)	USD	650,000	813,029
6.00%, 10/7/39(c)	USD	425,000	482,458

			2,398,706

			40,189,382

TOTAL DEBT SECURITIES (Cost $71,225,073)			66,169,911

SHORT-TERM INVESTMENTS: 1.7%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	USD	68,049	68,049
REPURCHASE AGREEMENT: 1.6%
Fixed Income Clearing Corporation(e) 0.01%, dated 9/30/15, due 10/1/15, maturity value $1,131,000	USD	1,131,000	1,131,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,199,049)			1,199,049

TOTAL INVESTMENTS (Cost $72,424,122)		99.0%	67,368,960
OTHER ASSETS LESS LIABILITIES		1.0%	666,372

NET ASSETS		100.0%	$68,035,332

(a)	Inflation-linked
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, all such securities in total represented $13,322,450 or 19.5% of total net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Subsidiary (see below)
(e)	Repurchase agreement is collateralized by U.S. Treasury Note 1.50%, 12/31/18. Total collateral value is $1,154,863.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

GDN: Global Depositary Note

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

BRL:Brazilian Real

CAD:Canadian Dollar

CLP:Chilean Peso

COP:Colombian Peso

EUR:Euro

GBP:British Pound

INR:Indian Rupee

KRW:South Korean Won

MXN:Mexican Peso

USD:United States Dollar

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	66	Dec 2015	$(8,496,469)	$(86,091)
Long-Term U.S. Treasury Bond – Short Position	18	Dec 2015	(2,887,312)	(33,338)

				$(119,429)

CENTRALLY CLEARED INTEREST RATE SWAPS

		Contract Amount
Notional Amount	Expiration Date	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Pay Fixed/Receive Floating:
$ 825,000	5/6/24	2.72%	USD LIBOR 3-Month	$(64,632)
825,000	8/22/24	2.57%	USD LIBOR 3-Month	(47,028)
1,750,000	7/29/45	2.774%	USD LIBOR 3-Month	(102,647)

				$(214,307)

Dodge & Cox Global Bond Fund / 2

Portfolio of Investments (unaudited)	September 30, 2015

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell EUR:
Barclays	12/2/15	1,141,711	1,025,000	$(4,721)
Barclays	12/2/15	420,204	375,000	778
Contracts to sell INR:
Barclays	12/9/15	148,743	10,000,000	(1,835)

Counterparty	Settlement Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to buy INR:
Barclays	12/9/15	151,309	10,000,000	(730)
Barclays	2/17/16	1,272,321	85,500,000	(219)
Barclays	2/17/16	761,793	52,000,000	11,883

				$5,156

3 / Dodge & Cox Global Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Interest rate swaps are valued daily based on prices received from independent pricing services, which represent the net present value of all future cash settlement amounts based on implied forward interest rates. Other financial instruments for which market quotes are readily available are valued at market value. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2015:

Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
Government	$—		$10,764,641		$—
Government-Related	—		6,537,361		—
Securitized	—		8,678,527		—
Corporate	—		40,189,382		—
Short-term Investments
Money Market Fund	68,049		—		—
Repurchase Agreement	—		1,131,000		—

Total Securities	$68,049		$67,300,911		$—

Other Financial Instruments
Treasury Futures Contracts	(119,429	)(b)	—		—
Interest Rate Swaps	—		(214,307	)(b)	—
Forward Currency Contracts	—		5,156	(b)	—

Total Other Financial Instruments	$(119,429)		$(209,151)		$—

(a)

U.S. Treasury securities were transferred from Level 1 to Level 2 during the period. There were no Level 3 securities at September 30, 2015 and December 31, 2014, and there were no transfers to Level 3 during the period.

(b)	Represents unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2015, the cost of investments for federal income tax purposes was $72,424,122. Net unrealized depreciation aggregated $5,055,162 of which $122,608 represented appreciated securities and $5,177,770 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Bond Fund / 4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: November 24, 2015